UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 96.5%
Alabama – 4.6%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
$2,150,000	5.375%	12/01/16	$ 2,224,218
4,425,000	5.500	12/01/21	4,532,926
5,775,000	5.625	12/01/26	5,864,917
16,515,000	5.750	12/01/36	16,602,364
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (BB+/A2) (a)
5,750,000	0.000	10/01/38	3,722,550
5,000,000	0.000	10/01/42	3,222,500
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
6,500,000	6.000	10/01/42	7,107,360
19,850,000	7.000	10/01/51	23,403,150
46,250,000	6.500	10/01/53	52,237,525
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)(b)
7,600,000	6.000	08/01/25	7,975,060
15,000,000	6.000	08/01/35	15,715,500

			142,608,070

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (B/B2)
5,285,000	5.000	06/01/46	4,034,728

Arizona – 1.2%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB/Baa1)
4,500,000	4.500	03/01/30	4,677,120
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,306,363
1,325,000	6.250	12/01/46	1,381,471
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
8,800,000	7.250	02/01/40	9,934,144
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB/Baa2)
5,000,000	6.250	01/01/38	5,501,900
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB/Baa1)
5,350,000	4.500	06/01/30	5,581,334
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (BBB/Baa1)
3,390,000	4.000	09/01/29	3,414,577
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	579,375
1,360,000	6.500	07/01/39	1,581,993
University Medical Center Corp. RB Series 2011 (GO OF CORP) (BBB+/Baa1)
3,500,000	6.000	07/01/39	3,820,810

			37,779,087

California – 12.8%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (AA-/Aa3)(c)
1,600,000	0.000	08/01/26	983,504

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A1)(c)
$1,210,000	0.000%	08/01/36	$ 412,876
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(c)
1,055,000	0.000	08/01/25	645,797
California County Tobacco Securitization Agency RB Asset-Backed Bonds for Los Angeles County Securitization Corp. Series 2006 A (B+/B2)
15,885,000	5.450	06/01/28	14,686,636
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa1)
19,500,000	5.500	02/01/39	20,347,080
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Series 2012 (AMT) (BBB-/Baa3)(d)
14,680,000	5.000	11/21/45	15,059,184
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,049,080
11,850,000	5.500	11/01/38	11,876,070
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/43	1,876,819
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/Aa2)
5,340,000	6.625	08/01/29	6,322,613
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B/NR)(c)
35,000,000	0.000	06/01/46	1,280,650
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (AA-/A3)(c)
7,000,000	0.000	09/01/33	2,593,290
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	900,068
2,830,000	7.000	12/01/36	3,373,756
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	720,143
5,000,000	8.000	06/01/44	5,375,200
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	656,712
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (AA-/NR)
175,000	5.000	09/01/20	180,500
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (A+/WR)(c)
4,180,000	0.000	04/01/29	2,098,067
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/A1)(c)
3,360,000	0.000	10/01/32	1,476,014
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Ba1)
13,535,000	6.000	01/15/53	15,443,976

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
$200,000	5.000%	09/01/27	$ 204,824
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(c)
125,785,000	0.000	06/01/47	10,530,720
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(c)
307,000,000	0.000	06/01/47	6,585,150
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
17,650,000	5.750	06/01/47	13,983,919
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B/NR)(c)
101,195,000	0.000	06/01/36	19,865,591
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B/NR)(c)
211,235,000	0.000	06/01/47	9,832,989
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(c)
260,660,000	0.000	06/01/57	2,643,092
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)(b)
690,000	5.050	09/01/14	709,182
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/43	3,022,030
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	708,198
1,000,000	7.250	08/01/31	1,062,900
9,315,000	7.375	08/01/40	9,910,508
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(c)
49,925,000	0.000	08/01/50	8,316,507
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,843,400
1,500,000	7.000	09/01/31	1,703,700
875,000	7.250	09/01/38	1,032,579
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(c)
3,750,000	0.000	08/01/35	1,414,350
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	10,925,145
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
2,000,000	6.500	11/01/39	2,648,520
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
10,000,000	6.125	11/01/29	12,535,100
13,500,000	6.500	11/01/39	17,877,510
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
7,000,000	0.000	08/01/30	5,152,070

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(c)
$860,000	0.000%	08/01/25	$ 549,772
1,105,000	0.000	08/01/26	666,503
5,550,000	0.000	08/01/30	2,700,963
7,830,000	0.000	08/01/32	3,404,876
7,000,000	0.000	08/01/34	2,716,770
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)
16,450,000	6.750	11/01/39	17,278,587
Palomar Pomerado Health COPS Series 2010 (BB+/Ba1)
7,000,000	6.000	11/01/41	7,150,570
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/38	9,669,840
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(c)
1,805,000	0.000	08/01/25	1,198,610
Poway Unified School District Community Facilities District No. 6-4S Ranch Improvement Area C Special Tax Bonds Series 2012 (NR/NR)
250,000	4.600	09/01/35	245,015
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(c)
2,220,000	0.000	10/01/33	768,364
2,220,000	0.000	10/01/35	674,058
1,840,000	0.000	10/01/37	488,226
5,000,000	0.000	10/01/38	1,247,200
8,425,000	0.000	10/01/39	1,970,018
13,395,000	0.000	10/01/40	2,919,440
7,275,000	0.000	10/01/41	1,476,534
6,000,000	0.000	10/01/42	1,142,220
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,476,554
1,950,000	6.750	10/01/30	2,342,340
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
1,000,000	5.750	06/01/44	1,106,360
2,000,000	5.750	06/01/48	2,204,920
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (AA-/A2)(c)
1,420,000	0.000	08/01/25	913,699
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa3)(c)
10,000,000	0.000	07/01/30	5,095,600
3,000,000	0.000	07/01/31	1,436,610
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
500,000	6.750	08/01/33	590,855
2,000,000	6.750	08/01/41	2,344,280
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB+/NR)
435,000	6.625	08/01/27	488,688

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)
$750,000	6.250%	08/01/28	$ 821,415
555,000	6.375	08/01/29	610,728
305,000	6.500	08/01/31	334,429
1,000,000	6.625	08/01/39	1,100,700
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)
1,000,000	7.000	08/01/33	1,138,490
1,500,000	7.000	08/01/41	1,707,735
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (AA-/Aa2)(c)
1,580,000	0.000	08/01/24	1,113,773
1,595,000	0.000	08/01/25	1,071,920
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/42	2,030,660
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/44	2,119,800
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,125,980
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,180,800
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,193,650
2,000,000	7.000	08/01/41	2,384,720
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A-/Ba1)
2,000,000	6.250	10/01/40	2,268,620
Stockton Unified School District GO Bonds Capital Appreciation for Election of 2008 Series 2011 D (AGM) (AA/A2)(c)
13,025,000	0.000	08/01/39	3,802,779
17,470,000	0.000	08/01/44	3,932,322
14,850,000	0.000	08/01/45	3,171,218
17,405,000	0.000	08/01/46	3,525,731
690,000	0.000	08/01/47	132,556
14,015,000	0.000	08/01/48	2,552,972
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/42	4,192,480
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,193,170
2,100,000	7.000	08/01/39	2,509,206
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (B+/B2)
7,470,000	5.125	06/01/46	5,855,285

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
$2,235,000	5.000%	06/01/37	$ 1,822,240
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,822,440
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/31	1,185,510
5,000,000	7.500	09/01/42	5,953,000
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/42	9,258,661

			398,246,481

Colorado – 1.9%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	9,066,652
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB-/NR)
3,500,000	4.500	12/01/33	3,387,545
3,500,000	5.000	12/01/33	3,594,150
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB-/NR)
3,000,000	5.750	12/01/36	3,192,600
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (A-/A3)
3,000,000	5.625	06/01/43	3,289,230
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/41	14,219,173
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(e)
4,500,000	5.000	12/01/17	3,607,830
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B2)
4,000,000	5.750	10/01/32	4,139,280
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (AA-/A3)(c)
15,000,000	0.000	09/01/28	8,087,550
4,100,000	0.000	09/01/34	1,563,330
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (AA-/A3)(c)
1,715,000	0.000	09/01/28	828,688
E-470 Public Highway Authority RB Series 2010 A (BBB/Baa2)(c)
4,000,000	0.000	09/01/40	1,082,200
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	501,938
720,000	5.350	12/01/31	761,983
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(d)
1,000,000	5.000	12/01/40	1,011,590

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(a)
$1,725,000	0.000%	12/01/17	$ 1,045,229

			59,378,968

Connecticut – 0.0%
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/23	571,085

Delaware – 0.4%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,490,000	5.450	07/01/35	6,292,769
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa1)
3,000,000	5.400	02/01/31	3,275,220
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/45	2,143,152

			11,711,141

District of Columbia – 2.0%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA/A3)(a)
25,000,000	0.000	10/01/41	27,630,000
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(a)
37,100,000	0.000	10/01/44	35,910,574

			63,540,574

Florida – 16.3%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,055,000	6.300	05/01/35	3,994,499
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,595,000	5.375	05/01/37	1,269,476
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Project Series 2005 B (NR/NR)(f)
485,000	5.100	05/01/14	291,000
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Projects Series 2005 A-2 (NR/NR)
15,175,000	5.350	05/01/36	15,176,062
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)(f)
17,510,000	5.500	05/01/36	10,506,000
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
210,000	5.250	05/01/36	211,499

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
$3,265,000	5.500%	05/01/36	$3,265,653
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)(f)
5,395,000	5.350	05/01/36	3,237,000
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)(f)
1,210,000	5.500	05/01/14	726,000
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/NR)
900,000	6.000	11/01/27	945,513
3,000,000	6.500	11/01/43	3,169,170
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/33	810,417
1,000,000	6.500	11/01/43	1,047,260
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
455,000	6.000	05/01/35	460,988
Boggy Creek Improvement District Special Assessment RB Refunding Series 2013 (NR/NR)(d)
12,635,000	5.125	05/01/43	12,817,828
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,421,555
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
3,000,000	6.000	05/01/35	3,003,720
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
8,745,000	7.210	05/01/35	8,807,877
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba3)
2,000,000	7.500	11/01/20	2,058,100
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	203,522
210,000	3.750	11/01/21	210,258
215,000	3.875	11/01/22	216,075
25,000	4.000	11/01/23	25,284
1,705,000	4.500	11/01/31	1,728,495
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,516,580
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
255,000	5.000	05/01/15	255,377
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
3,305,000	5.850	05/01/35	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(f)
3,980,000	5.000	05/01/11	40

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
$3,890,000	5.850%	05/01/35	$ 3,973,752
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,485,000	5.850	05/01/35	2,151,935
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(c)
5,775,000	0.000	05/01/17	4,682,312
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
165,000	8.375	05/01/17	172,595
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
230,000	8.375	05/01/17	240,587
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
39,730,000	5.500	05/01/37	38,571,076
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
260,000	6.830	11/01/15	263,115
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/A3)
28,000,000	6.000	08/15/36	31,988,600
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,270,000	6.375	11/01/26	1,404,455
3,250,000	7.000	11/01/45	3,602,235
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/34	1,505,426
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,410,000	5.250	11/01/36	11,646,986
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)
600,000	5.000	04/01/32	627,378
5,820,000	5.250	04/01/42	6,044,477
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/26	3,150,378
5,000,000	5.000	11/15/36	4,823,550
Greeneway Improvement District Special Assessment RB Series 2013 (NR/NR)(d)
11,950,000	5.125	05/01/43	12,122,916
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
2,810,000	6.125	05/01/35	2,845,265
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
7,740,000	5.600	05/01/36	7,135,738
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
990,000	6.200	05/01/35	1,002,484

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
$500,000	5.050%	05/01/31	$ 511,405
500,000	5.150	05/01/34	509,915
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,375,000	5.550	05/01/37	6,374,745
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,325,000	5.700	05/01/36	2,321,908
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(f)
2,395,000	6.000	05/01/35	1,556,750
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(f)
1,750,000	5.125	05/01/09	787,500
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
3,120,000	7.210	11/01/20	3,354,998
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
7,385,000	6.770	11/01/20	7,775,076
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,580,000	6.700	05/01/33	2,740,218
4,830,000	7.000	05/01/43	5,136,319
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,745,000	8.000	05/01/40	25,153,353
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB+/NR)
17,960,000	5.125	11/15/36	18,048,184
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BB+/NR)
2,600,000	6.500	11/15/31	2,848,768
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+/NR)
9,750,000	5.000	11/15/29	9,855,690
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
430,000	7.360	11/01/20	456,862
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
4,855,000	5.400	05/01/30	4,189,137
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(f)
2,635,000	5.375	05/01/30	1,791,800
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,630,000	5.450	05/01/36	2,684,625
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(f)
880,000	5.250	05/01/15	9
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(f)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
445,000	6.000	05/01/36	419,688

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
$850,000	6.250%	05/01/38	$ 777,418
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
970,000	6.810	05/01/20	963,918
Meadow Pointe IV Community Development District RB for Capital Improvement Series A (NR/NR)(a)
645,000	0.000	05/01/35	547,334
Meadow Pointe IV Community Development District RB for Capital Improvement Series B (NR/NR)(a)
575,000	0.000	05/01/22	487,813
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(f)
1,075,000	5.250	05/01/15	11
Mediterra South Community Development District RB Refunding for Capital Improvement Series 2012 (BBB+/NR)
1,245,000	5.100	05/01/31	1,266,688
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(d)
17,760,000	5.000	03/01/30	19,102,123
Miami-Dade County Subordinate Special Obligation Capital Appreciation RB Bonds Series 2009 (A+/A2)(c)
1,030,000	0.000	10/01/34	370,862
3,050,000	0.000	10/01/41	712,327
5,315,000	0.000	10/01/46	938,682
Miami-Dade County Subordinate Special Obligation RB Series 2009 (A+/A2)(c)
1,900,000	0.000	10/01/42	419,539
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,465,000	5.000	05/01/29	3,544,210
3,500,000	5.000	05/01/37	3,556,595
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
2,045,000	5.750	05/01/38	2,032,505
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
2,675,000	5.000	05/01/15	2,654,028
New River Community Development District Special Assessment Series 2006 B (NR/NR)(f)
3,260,000	5.000	05/01/13	33
Orange County Industrial Development Authority Industrial Development RB for Vitag Florida LLC Project Series 2014 (AMT) (NR/NR)(g)
6,000,000	8.000	07/01/36	5,761,020
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/24	1,872,478
1,765,000	5.000	04/01/25	1,946,918
1,005,000	5.000	04/01/26	1,100,726
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,035,000	6.125	05/01/35	1,048,383
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,415,000	6.125	05/01/35	1,420,561

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
$2,080,000	5.125%	05/01/17	$ 2,086,094
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
1,200,000	5.125	05/01/09	12
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
210,000	6.125	05/01/35	2,100
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(a)
23,375,000	0.000	05/01/36	9,515,729
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,095,000	5.400	05/01/36	2,165,266
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(f)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(f)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(f)
2,600,000	5.000	02/01/11	26
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
2,805,000	4.750	05/01/33	2,847,271
Reunion East Community Development District Special Assessment Series 2002 A-1 (NR/NR)
8,410,000	7.200	05/01/22	8,434,221
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(f)
4,670,000	7.200	05/01/22	3,269,000
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
5,235,000	5.450	05/01/36	5,122,186
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,675,000	5.500	05/01/15	1,674,330
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,594,710
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
490,000	7.500	05/01/16	491,739
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	2,100,376
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,015,000	5.250	05/01/34	2,051,512
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,355,000	5.800	05/01/35	4,172,003

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
$3,265,000	5.800%	05/01/35	$ 2,586,272
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(f)
3,265,000	5.850	05/01/34	1,469,250
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,835,000	6.500	11/15/39	6,922,819
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(f)
455,000	5.500	11/01/10	286,650
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/34	2,192,832
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,500,000	5.125	11/01/34	1,500,675
3,500,000	5.500	11/01/44	3,543,190
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,500,000	6.500	05/01/39	2,716,450
Sumter Landing Community Development District Recreational RB Series 2005 A (NATL-RE) (AA-/A3)
2,500,000	5.125	10/01/38	2,509,225
Sumter Landing Community Development District Recreational RB Subseries 2005 B (NR/NR)
7,500,000	5.700	10/01/38	7,466,325
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
790,000	4.250	11/01/24	813,281
1,370,000	5.250	11/01/34	1,412,703
2,365,000	6.000	11/01/44	2,441,461
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	509,505
750,000	6.125	05/01/42	776,527
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
680,000	6.000	11/01/27	717,026
2,050,000	6.500	11/01/43	2,173,759
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
925,000	6.375	11/01/27	965,802
2,300,000	7.125	11/01/44	2,406,628
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
3,000,000	5.000	05/01/32	3,021,060
6,685,000	5.125	05/01/43	6,739,416
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
5,000,000	6.000	05/01/44	5,276,250
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,230,000	4.000	05/01/33	1,235,400
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
2,450,000	4.000	05/01/34	2,451,691

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
$8,490,000	6.375%	05/01/38	$ 9,564,325
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
8,485,000	6.125	05/01/39	9,334,773
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
5,350,000	7.000	05/01/41	6,445,680
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,130,000	5.500	05/01/42	2,256,117
Villasol Community Development District RB Series 2003 A (NR/NR)(f)
2,320,000	6.600	05/01/34	2,321,183
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/39	13,569
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(a)
925,000	0.000	05/01/39	645,410

			505,613,607

Georgia – 2.6%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)
7,885,000	7.500	01/01/31	9,386,698
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (B+/B2)
11,700,000	8.750	06/01/29	14,578,317
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (B+/B2)
8,610,000	9.000	06/01/35	9,050,487
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,200,000	5.250	11/01/28	2,083,158
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
1,750,000	6.125	02/15/34	1,767,640
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,608,025
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(e)
49,820,000	0.803	10/01/33	40,490,209

			79,964,534

Guam – 1.3%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/30	2,766,525
3,355,000	6.875	12/01/40	3,709,791
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
3,000,000	5.625	12/01/29	3,263,880
2,750,000	5.750	12/01/34	2,993,128
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
5,000,000	6.125	10/01/43	5,636,750

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Guam – (continued)
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
$2,000,000	6.375%	10/01/43	$ 2,218,580
Guam Power Authority RB Series 2010 A (BBB/Baa3)
10,000,000	5.500	10/01/40	10,971,400
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Ba1)
9,785,000	5.625	07/01/40	10,415,839

			41,975,893

Idaho – 0.5%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
1,500,000	5.250	09/01/30	1,502,925
15,285,000	5.250	09/01/37	14,963,098

			16,466,023

Illinois – 5.2%
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (A+/Baa1)
8,965,000	5.500	12/01/29	10,092,080
Chicago Illinois Board of Education GO Bonds Series 2011 A (A+/Baa1)
3,130,000	5.000	12/01/41	3,195,918
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
81,000	5.400	03/01/16	83,221
1,450,000	5.625	03/01/36	1,455,641
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
34,300,000	6.750	10/01/46	33,203,429
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,627,980
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,397,300
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/47	4,512,375
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
17,875,000	6.000	05/15/39	19,805,857
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC-/B3)
14,000,000	6.500	10/15/40	14,262,920
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(f)
15,000	4.500	06/01/14	3,750
3,225,000	5.000	06/01/24	806,250
8,000,000	5.375	06/01/35	2,000,000
Illinois GO Bonds Series 2012 (A-/A3)
750,000	5.000	03/01/37	783,420
Illinois GO Bonds Series 2013 (A-/A3)
3,050,000	5.500	07/01/38	3,318,247
Illinois Toll Highway Authority RB Series 2014 B (AA-/Aa3)
5,000,000	5.000	01/01/39	5,482,850
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,313,000	6.250	03/01/34	2,367,749

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(h)
$20,000,000	11.629%	12/15/40	$ 21,835,600
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(f)
4,567,000	6.000	03/01/36	2,968,550
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	876,027
1,010,000	4.750	10/01/32	1,022,302
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (BB+/NR)
5,000,000	7.125	11/01/43	5,415,350
5,000,000	7.625	11/01/48	5,535,700
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (BB-/B1)
12,090,000	5.750	08/01/42	12,369,763
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
3,988,000	5.750	03/01/36	4,093,323

			161,515,602

Indiana – 1.2%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,364,905
1,500,000	5.000	10/01/32	1,425,780
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/A3)
3,250,000	5.250	08/01/36	3,394,137
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA-/Aa3)
2,000,000	5.125	03/01/38	2,102,860
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
5,000,000	5.000	06/01/39	5,078,150
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/48	6,386,250
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(d)(h)
1,195,000	29.876	11/01/27	1,814,560
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(f)
7,520,823	6.500	11/15/31	75,208
Rockport Indiana RB Refunding for AK Steel Corp. Project Series 2012 A (AMT) (B-/Caa1)
15,000,000	7.000	06/01/28	14,854,350
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(d)
2,000,000	5.500	09/01/27	2,017,700

			38,513,900

Iowa – 0.1%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
2,550,000	5.250	06/01/26	2,458,022

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Iowa – (continued)
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
$1,355,000	5.750%	05/15/31	$ 1,393,536

			3,851,558

Kentucky – 1.0%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	8,942,000
9,000,000	6.500	03/01/45	10,078,200
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	6,978,628
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
5,000,000	5.750	10/01/42	5,547,850

			31,546,678

Louisiana – 1.5%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa3)
5,000,000	6.500	11/01/35	5,752,650
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (A-/A3)
20,015,000	6.000	10/01/44	22,883,150
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 B (BBB+/A3)
10,240,000	4.250	12/01/38	10,276,966
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	8,585,346

			47,498,112

Maryland – 1.7%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
500,000	5.000	09/01/16	524,935
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,367,000	6.250	09/01/33	4,421,718
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,481,000	6.500	07/01/31	2,486,533
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,609,000	7.000	07/01/33	3,620,585
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,460,293
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
3,000,000	7.250	07/01/43	3,214,680
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)
8,860,000	7.125	07/01/43	9,680,259

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
$5,000,000	5.750%	09/01/25	$ 5,453,400
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/Baa3)
9,500,000	5.750	07/01/38	9,800,675
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	7,904,316
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,201,451

			51,768,845

Massachusetts – 0.8%
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)
2,250,000	6.500	11/15/43	2,412,810
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
2,950,000	8.000	10/01/29	3,214,762
5,110,000	8.000	10/01/39	5,569,287
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
12,500,000	5.750	07/01/39	13,546,125

			24,742,984

Michigan – 3.5%
Allen Park City Brownfield Redevelopment Authority Series 2007 (AMBAC) (B-/WR)
7,095,000	5.000	05/01/32	6,183,576
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,147,850
3,000,000	6.000	05/01/21	3,594,780
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(e)
4,500,000	0.753	07/01/32	3,566,025
Michigan Finance Authority RB for Rol Railroad II Series 2012 R-14017 (AAA/NR)(d)(h)
13,885,000	14.040	01/01/18	21,384,705
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(c)
196,775,000	0.000	06/01/52	3,016,561
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(c)
70,100,000	0.000	06/01/52	751,472
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB/Baa2)
4,000,000	5.375	06/01/26	4,080,120
9,835,000	5.500	06/01/35	9,924,892
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/Aaa)(b)
40,000,000	8.250	09/01/18	51,904,000

			108,553,981

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
$2,500,000	5.750%	06/15/32	$ 2,655,350
3,750,000	6.000	06/15/39	3,980,775

			6,636,125

Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
1,825,000	5.250	12/01/26	1,865,916

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(f)
1,535,000	6.000	07/01/37	230,250
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(f)
7,750,000	6.000	07/01/25	1,162,500
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A3)
1,000,000	5.000	06/01/35	1,026,090
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(f)
1,250,000	5.750	04/01/27	600,000
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	664,666

			3,683,506

Nevada – 0.7%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
485,000	2.000	06/01/15	485,868
485,000	3.000	06/01/16	490,762
755,000	3.000	06/01/17	761,289
750,000	4.000	06/01/18	772,155
825,000	4.000	06/01/19	838,596
700,000	4.000	06/01/20	708,071
900,000	4.000	06/01/21	893,538
485,000	5.000	06/01/22	510,201
435,000	5.000	06/01/23	456,672
200,000	4.250	06/01/24	197,858
310,000	5.000	06/01/24	325,202
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,720,000	4.800	03/01/15	1,714,032
1,975,000	4.900	03/01/17	1,947,370
2,440,000	5.000	03/01/20	2,366,166
2,455,000	5.100	03/01/21	2,370,155
1,270,000	5.100	03/01/22	1,213,269
3,465,000	5.125	03/01/25	3,182,325
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,315,000	5.000	09/01/25	1,329,807

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
$55,000	5.100%	12/01/22	$ 56,407

			20,619,743

New Hampshire – 0.2%
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	1,068,648
4,185,000	5.250	06/01/36	4,202,117

			5,270,765

New Jersey – 3.3%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,754,600
1,000,000	5.000	06/15/28	1,088,090
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	1,001,290
1,000,000	5.000	06/15/37	1,013,720
1,000,000	5.125	06/15/43	1,018,600
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/43	1,066,210
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A/A2)
1,640,000	5.000	09/01/34	1,764,788
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B2)
7,500,000	5.500	04/01/28	7,502,550
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B2)
8,500,000	5.250	09/15/29	8,882,415
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (B/B2)
5,000,000	5.625	11/15/30	5,332,400
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (B/B2)
5,000,000	5.625	11/15/30	5,332,400
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
32,380,000	6.625	07/01/38	35,177,956
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB-/Baa3)
8,980,000	5.250	07/01/30	9,281,009
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A ((ASSURED GTY) (GO OF CITY)) (NR/A3)
2,000,000	6.750	12/01/38	2,356,660
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B2)
4,500,000	4.750	06/01/34	3,381,570

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Tobacco Settlement Financing Corp. Tobacco Settlement Asset-Backed Bonds Series 2007 1-A (B-/B2)
$21,350,000	5.000%	06/01/41	$ 15,837,430

			102,791,688

New Mexico – 0.8%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB/Baa2)
6,925,000	4.875	04/01/33	7,058,929
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa2)
14,000,000	5.900	06/01/40	15,433,880
New Mexico State Hospital Equipment Loan Council First Mortgage RB Refunding for Haverland Charter Lifestyle Group Series 2013 (BBB-/NR)
2,000,000	5.000	07/01/42	1,941,340

			24,434,149

New York – 0.7%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,612,155
Nassau County Tobacco Settlement Corp. RB Refunding for Asset-Backed Bonds Series 2006 A-3 (B-/NR)
1,890,000	5.125	06/01/46	1,491,626
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
1,000,000	6.125	01/01/29	1,146,780
3,000,000	6.375	01/01/39	3,470,550
5,000,000	6.500	01/01/46	5,808,300
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa3)
1,565,000	5.750	06/15/35	1,654,846
Onondaga Civic Development Corp. RB for St. Joseph’s Hospital Health Center Project Series 2014 A (BB/Ba2)
1,750,000	5.125	07/01/31	1,779,645
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,343,600

			22,307,502

North Carolina – 0.3%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/34	1,110,010
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/32	3,819,152
1,000,000	5.000	03/01/37	1,007,530
1,000,000	5.000	03/01/42	1,005,620
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	507,450

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
$1,500,000	5.250%	10/01/24	$ 1,519,350

			8,969,112

Ohio – 6.1%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,259,840
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
10,500,000	5.125	06/01/24	8,934,450
32,885,000	5.875	06/01/30	27,013,055
44,050,000	6.500	06/01/47	37,614,295
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/B3)
16,600,000	6.250	06/01/37	13,948,482
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B2)
32,320,000	5.375	09/15/27	32,321,293
Cleveland Airport System RB Refunding Series 2012 A (AGM) (AA/A2)
6,900,000	5.000	01/01/30	7,430,955
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
10,540,000	5.000	01/01/27	10,947,687
15,000,000	5.000	01/01/37	15,101,250
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
2,000,000	5.000	01/01/42	2,033,220
1,610,000	5.000	01/01/46	1,629,996
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB-/B1)
8,730,000	6.750	12/01/40	9,400,115
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/48	7,636,800
Ohio State Air Quality Development Authority RB Refunding for AK Steel Holding Corp. Project Series 2012 A (AMT) (B-/Caa1)
2,020,000	6.750	06/01/24	1,989,821
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (B-/Caa2)
7,250,000	5.650	03/01/33	7,250,870

			190,512,129

Oklahoma – 1.5%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB/NR)
4,725,000	5.000	12/01/27	4,670,237
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2000 B (AMT) (NR/NR)
10,000,000	5.500	06/01/35	10,384,700
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/35	2,783,100
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/35	25,234,821

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oklahoma – (continued)
Weatherford Hospital Authority RB Series 2006 (NR/NR)
$2,200,000	6.000%	05/01/25	$ 2,230,998
865,000	6.000	05/01/31	867,422

			46,171,278

Oregon – 0.1%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,765,912

Pennsylvania – 3.5%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,599,180
1,000,000	5.000	09/01/35	1,033,780
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa2)
12,000,000	5.000	05/01/42	12,303,840
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/35	516,940
1,000,000	5.000	08/01/45	1,022,670
City of Philadelphia GO Bonds Series 2011 (A+/A2)
4,000,000	6.000	08/01/36	4,512,760
Clairton Municipal Authority Sewer RB Series 2012 B (BBB/NR)
1,000,000	5.000	12/01/42	1,046,060
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(e)
48,250,000	0.921	05/01/37	37,616,183
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,410,626
1,500,000	5.000	04/01/33	1,478,355
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB/Baa3)
7,400,000	6.250	01/01/32	8,035,438
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (B-/NR)
2,460,000	8.000	05/01/29	2,902,357
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(e)
13,095,000	0.753	07/01/27	11,190,594
10,750,000	0.808	07/01/39	7,606,593
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	4,154,280
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (D/NR)(f)
3,000,000	5.250	09/01/26	900,000
3,000,000	5.250	09/01/31	900,000

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BB+/Ba2)
$5,000,000	6.250%	07/01/23	$ 5,259,750
3,940,000	5.625	07/01/42	3,986,728

			107,476,134

Puerto Rico – 7.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (ASSURED GTY) (AA/A3)
6,235,000	5.125	07/01/47	6,171,278
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB+/Ba3)
66,440,000	6.000	07/01/38	46,872,756
38,845,000	6.000	07/01/44	27,394,659
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (Radian IBCC) (NR/Ba1)
1,710,000	6.000	07/01/44	1,205,943
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Ba3)
115,000	4.500	07/01/27	75,842
370,000	5.000	07/01/30	251,489
5,115,000	5.125	07/01/37	3,306,080
51,335,000	5.250	07/01/42	33,074,114
3,470,000	6.000	07/01/47	2,443,609
Puerto Rico Commonwealth GO Bonds Series 2014 A (BB+/Ba2)
19,135,000	8.000	07/01/35	16,840,905
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (BB+/Ba2)
4,000,000	5.250	07/01/32	2,844,120
4,000,000	5.250	07/01/37	2,825,680
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A3)(e)
30,590,000	0.673	07/01/29	21,422,789
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BB/Ba2)
9,700,000	5.250	07/01/26	4,301,465
Puerto Rico Electric Power Authority RB Series 2008 WW (BB/Ba3)
2,000,000	5.500	07/01/20	887,140
Puerto Rico Electric Power Authority RB Series 2010 XX (BB/Ba3)
7,590,000	5.250	07/01/40	3,338,689
Puerto Rico Electric Power Authority RB Series 2012 A (BB/Ba3)
20,985,000	5.000	07/01/42	9,015,576
Puerto Rico Electric Power Authority RB Series 2013 A (BB/Ba3)
5,000,000	7.000	07/01/33	2,360,900
10,000,000	6.750	07/01/36	4,621,800
Puerto Rico Electric Power Authority RB Series WW (BB/Ba3)
3,000,000	5.000	07/01/28	1,330,260
690,000	5.250	07/01/33	305,939
Puerto Rico Highway & Transportation Authority RB Refunding Series 2004 I (FGIC) (BB+/Ba3)
100,000	5.000	07/01/23	35,737
55,000	5.000	07/01/24	19,654
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 M (BB+/Ba3)
85,000	5.000	07/01/37	30,366

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Series 2003 G (FGIC) (BBB/Ba2)
$80,000	5.000%	07/01/22	$ 28,592
Puerto Rico Highway & Transportation Authority RB Series 2005 K (BB+/Ba3)
80,000	5.000	07/01/21	28,595
Puerto Rico Highway & Transportation Authority RB Subseries 2003 (BB+/B1)
200,000	5.000	07/01/28	71,458
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BB+/Ba2) (c)
4,750,000	0.000	07/01/34	1,100,338
3,750,000	0.000	07/01/35	797,700
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (FGIC) (BB+/Ba2) (c)
10,720,000	0.000	07/01/31	1,785,523
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (BB/B2)
1,000,000	6.125	07/01/23	800,110
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/Baa2)
6,800,000	6.000	08/01/42	5,604,764
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/Baa2) (c)
25,000,000	0.000	08/01/39	3,099,750
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/B1)(a)
20,910,000	0.000	08/01/32	16,701,863
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (A+/Baa2) (a)
10,000,000	0.000	08/01/33	5,854,400
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (A+/Baa2) (c)
10,000,000	0.000	08/01/33	1,959,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (A+/Baa2)
500,000	5.250	08/01/43	373,205
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (BBB/Ba3)
500,000	5.000	08/01/40	430,955

			229,613,043

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BBB-/NR)
2,500,000	6.000	09/01/33	2,645,950
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(c)
85,300,000	0.000	06/01/52	1,564,402

			4,210,352

South Carolina – 0.5%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,810,000	6.875	11/01/35	3,691,661
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/A2)
4,000,000	6.500	08/01/39	4,581,800

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
South Carolina – (continued)
South Carolina Public Service Authority Santee Cooper RB Series 2014 A (AA-/A1)(g)
$7,000,000	5.000%	12/01/49	$ 7,490,980

			15,764,441

South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (A+/A1)
5,000,000	5.000	11/01/40	5,129,450

Tennessee – 0.9%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,445,000	5.125	04/01/23	1,470,952
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB/NR)
240,000	5.000	10/01/15	247,207
7,500,000	5.125	10/01/35	7,515,075
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,570,185
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,295,740
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	2,045,960
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (NR/NR) (e) (f)
8,680,000	5.750	04/01/25	3,558,800
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	2,025,160
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
1,500,000	5.250	12/01/42	1,510,065
2,000,000	5.375	12/01/47	2,009,980

			28,249,124

Texas – 6.5%
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
165,000	9.750	01/01/26	170,275
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
8,295,000	9.750	01/01/26	8,558,532
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,388,385
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (C/WR)(f)
4,740,000	5.000	03/01/41	331,800

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (NR/WR)(f)
$9,275,000	6.750%	10/01/38	$ 649,250
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)(d)
6,000,000	7.250	04/01/32	6,011,520
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,145,000	4.750	05/01/38	1,162,244
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
4,750,000	4.750	11/01/42	4,788,712
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,815,000	5.500	04/01/53	12,829,908
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)
3,030,000	7.000	01/01/48	3,380,844
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B/B2)
1,000,000	5.700	07/15/29	1,000,650
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/B2)
9,000,000	6.625	07/15/38	10,021,500
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 (AMT) (B/B2)
7,250,000	5.000	07/01/29	7,346,788
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa1)
5,200,000	6.300	11/01/29	5,954,520
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,226,205
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for CHF Collegiate Housing College Station I, LLC Project Series 2014 A (AGM) (AA/A2)
1,250,000	5.000	04/01/46	1,332,300
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for CHF Collegiate Housing College Station I, LLC Project Series 2014 A (BBB-/Baa3)
2,500,000	5.000	04/01/46	2,633,875
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for CHF Collegiate Housing Galveston I, LLC Project Series 2014 A (BBB-/Baa3)
11,885,000	4.750	04/01/46	11,673,685
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	29,580,865
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	58,693,628
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (C/WR) (f)
5,950,000	5.200	05/01/28	416,500
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
4,180,000	5.125	05/15/37	4,154,669

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/Baa2)(e)
$7,825,000	0.855%	12/15/26	$ 6,880,601
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,787,975
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/43	5,990,400
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(b)
250,000	5.000	07/01/15	261,865

			201,227,496

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Baa3)
2,000,000	6.000	10/01/39	2,106,160

Utah – 0.9%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
24,692,000	7.100	08/15/23	27,492,814

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (A-/Baa1)
2,250,000	5.000	10/01/42	2,353,433

Virginia – 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	1,007,680
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	4,040,030
2,000,000	6.625	03/01/26	2,244,560
7,000,000	6.875	03/01/36	7,925,680
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	500,150
1,100,000	6.125	01/01/35	1,103,366
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	739,797
1,000,000	5.300	09/01/31	1,008,240
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	507,475
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,665,120

			23,742,098

Washington – 0.7%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(d)(h)
3,955,000	16.463	01/01/23	6,252,697

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – (continued)
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(d)(h)
$4,150,000	16.471%	01/01/24	$ 6,389,257
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/35	4,294,000
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/Baa3)
3,000,000	5.000	12/01/42	3,153,330
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA/Aa3)
750,000	6.000	08/15/39	877,282
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA/Aa3)
1,750,000	6.000	08/15/39	2,046,993

			23,013,559

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa1)
4,000,000	5.375	12/01/38	4,348,240

Wisconsin – 1.9%
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Improvements Obligated Group Series 2012 B (AMT) (BBB-/NR)
11,830,000	5.000	07/01/42	11,884,182
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB/NR)
1,500,000	6.100	05/01/34	1,501,815
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
3,180,000	5.000	05/15/36	3,202,896
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB/NR)
4,235,000	5.250	03/01/35	4,280,569
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
2,000,000	5.250	08/15/31	2,072,180
23,380,000	5.250	08/15/34	24,141,720
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
10,620,000	5.125	08/15/30	10,980,761

			58,064,123

TOTAL INVESTMENTS – 96.5%			$3,000,700,143

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			108,965,438

NET ASSETS – 100.0%			$3,109,665,581

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $103,984,080, which represents approximately 3.3% of net assets as of June 30, 2014.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(f)	Security is currently in default.

(g)	When-issued security.

(h)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF CITY	— General Obligation of City
GO OF CORP	— General Obligation of Corporation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
Radian IBCC	— Insured by Radian Asset Insurance Bond Custodial Certificate
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	$4,000	1.000%	03/20/23	0.830%	$(173,128)	$230,647
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.700	06/20/21	0.640	—	659,771
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	9,000	1.000	03/20/23	0.830	(389,539)	518,957
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	15,000	1.000	09/20/23	0.870	(644,251)	830,482
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.830	06/20/21	1.720	—	45,956
Morgan Stanley Co., Inc.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.000	12/20/23	0.890	(268,535)	379,524
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.000	12/20/23	1.910	(726,887)	76,045

TOTAL						$(2,202,340)	$2,741,382

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$294,500	(a)	09/17/44	3 Month LIBOR	4.000%	$(31,722,621)	$(6,882,795)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,926,993,654

Gross unrealized gain	347,102,969
Gross unrealized loss	(273,396,480)

Net unrealized security gain	$73,706,489

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.7%
Alabama – 1.9%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$1,000,000	14.548%	11/15/46	$ 1,315,910
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)
2,500,000	5.750	10/01/30	2,907,250
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,789,416
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	605,164
100,000	5.000	11/15/21	103,281
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
350,000	5.000	10/01/44	366,230
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	6.000	10/01/42	1,093,440
1,000,000	6.500	10/01/53	1,129,460

			9,310,151

Arizona – 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
5,150,000	0.963	10/01/14	4,437,188
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
2,200,000	7.250	02/01/40	2,483,536

			6,920,724

Arkansas – 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
505,000	5.500	07/01/23	531,831

California – 21.7%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,461,120
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AA+/Aa1)
5,000,000	5.000	11/01/39	5,465,600
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA-/Aa3)(e)
1,000,000	6.500	10/01/18	1,233,150
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (AA/WR)
1,000,000	5.750	09/01/23	1,004,280
California State Various Purpose GO Bonds Series 2009 (A/Aa3)
5,000,000	5.250	10/01/25	5,815,900
5,000,000	6.500	04/01/33	6,086,800
2,750,000	6.000	04/01/38	3,245,440

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2010 (A/Aa3)
$1,250,000	6.000%	03/01/33	$ 1,532,837
1,500,000	5.500	03/01/40	1,706,400
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A/NR)
1,435,000	5.750	08/15/38	1,599,652
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,382,180
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
15,000	5.250	10/01/19	15,162
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(f)
6,500,000	0.000	06/01/34	2,695,485
Clovis Unified School District GO Bonds for Election of 2012 Series 2012 A (AA/Aa2)
2,575,000	5.000	08/01/29	2,930,067
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
355,000	5.000	09/01/36	359,764
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,729,480
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	524,550
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(f)
18,000,000	0.000	06/01/47	1,506,960
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(f)
19,500,000	0.000	06/01/47	418,275
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/14	611,541
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
5,000,000	5.250	08/01/39	5,701,150
Los Angeles County Metropolitan Transportation Authority RB Refunding for Union Station Project Series 2004 D (AMBAC) (A/A1)(d)
2,100,000	0.340	07/01/27	1,913,959
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(f)
2,000,000	0.000	08/01/37	625,580
4,500,000	0.000	08/01/38	1,325,925
4,500,000	0.000	08/01/39	1,251,090
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(f)
1,205,000	0.000	08/01/26	723,386
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500	11/01/39	2,317,455

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
$3,500,000	6.125%	11/01/29	$ 4,387,285
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(g)
5,000,000	0.000	08/01/35	3,622,950
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/WR)
1,110,000	5.250	08/01/22	1,186,590
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)
2,500,000	6.750	11/01/39	2,625,925
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(g)
6,450,000	0.000	08/01/38	5,801,904
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(f)
2,150,000	0.000	08/01/31	979,002
4,150,000	0.000	08/01/32	1,773,005
3,500,000	0.000	08/01/33	1,395,065
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)
4,000,000	5.000	05/01/31	4,336,280
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
3,000,000	0.682	09/02/14	2,685,870
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000	05/01/33	5,536,300
San Diego Public Facilities Financing Authority Water RB Refunding Subseries 2012 A (AA-/Aa3)
2,500,000	5.000	08/01/31	2,831,350
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa3)(f)
5,000,000	0.000	07/01/39	1,491,050
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/28	2,341,180
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (AA-/A3)(f)
1,605,000	0.000	01/15/26	883,873
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (AA-/A3)
725,000	5.250	09/01/19	733,744
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (AA-/A3)(f)
1,175,000	0.000	08/01/25	763,480

			107,558,041

Colorado – 1.9%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A+/A1)
800,000	5.000	03/01/25	819,136

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
$1,150,000	5.000%	12/01/35	$ 1,152,116
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/29	5,630,800
E-470 Public Highway Authority RB Series 2010 A (BBB/Baa2)(f)
6,000,000	0.000	09/01/40	1,623,300

			9,225,352

District of Columbia – 1.7%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/A1)
230,000	6.250	05/15/24	230,278
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,125,260
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)
5,000,000	6.000	10/01/35	5,809,800
Metropolitan Washington Airports Authority RB Refunding Series 2014 A (AMT) (AA-/A1)
1,000,000	5.000	10/01/44	1,087,700

			8,253,038

Florida – 10.0%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A-/NR)
1,095,000	5.000	05/01/19	1,172,854
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,210,000	6.000	05/01/35	2,239,084
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,085,000	5.750	05/01/35	2,085,563
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	4,136,983
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
865,000	5.375	05/01/36	882,940
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (BBB+/NR)
395,000	5.000	05/01/21	398,433
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (AA-/A3)
125,000	4.750	10/01/36	126,452
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (AA-/A3)
655,000	5.800	05/01/16	655,170
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
1,750,000	4.125	05/01/31	1,707,352
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,174,600

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
$2,000,000	5.000%	10/01/21	$ 2,330,800
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (AA-/A3)
2,755,000	5.375	05/01/22	2,859,965
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,670,000	5.750	05/01/35	1,671,737
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	300,483
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,165,000	5.875	05/01/35	2,240,039
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
1,185,000	5.375	05/01/30	805,800
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
855,000	6.000	05/01/35	857,172
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/A2)
1,200,000	6.000	02/01/30	1,371,084
1,500,000	6.000	02/01/31	1,706,310
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(b)
5,000,000	5.000	03/01/30	5,377,850
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (AA-/NR)
575,000	5.250	10/01/16	633,834
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/40	1,337,650
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,359,885
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(e)
1,035,000	7.125	11/01/16	1,125,045
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
870,000	5.500	05/01/36	871,357
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
585,000	5.450	05/01/36	597,490
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
1,405,000	4.250	05/01/34	1,368,161
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,372,860
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (AA-/A3)
1,140,000	4.500	05/01/18	1,208,993
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
850,000	5.350	05/01/35	850,621

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
$500,000	4.250%	05/01/30	$ 502,535
500,000	4.375	05/01/35	492,910
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,685,000	5.250	05/01/37	1,729,804
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	985,926

			49,537,742

Georgia – 1.2%
Atlanta Airport RB Refunding Series 2012 C (AMT) (A+/Aa3)
1,250,000	5.000	01/01/27	1,436,575
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa3)
4,075,000	5.250	07/01/36	4,600,145

			6,036,720

Guam – 0.3%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
850,000	5.625	12/01/29	924,766
750,000	5.750	12/01/34	816,307

			1,741,073

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,155,480

Illinois – 6.1%
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
2,000,000	5.500	01/01/29	2,241,780
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A2)
490,000	5.250	01/01/34	491,549
Chicago Illinois Sales Tax RB Series 2011 A (AAA/Baa1)
2,000,000	5.000	01/01/41	2,094,100
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A/A2)
350,000	6.250	02/01/33	382,585
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (A-/NR)
400,000	5.050	08/01/29	412,324
Illinois GO Bonds Series 2003 (NATL-RE) (AA-/A2)
975,000	5.000	06/01/19	977,857
Illinois GO Bonds Series 2012 A (A-/A3)
2,500,000	4.000	01/01/26	2,535,600
Illinois GO Bonds Series 2013 (A-/A3)
5,120,000	5.500	07/01/38	5,570,304
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (AA-/A1)
4,020,000	5.250	02/01/22	4,436,311

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA/Aa2)
$2,725,000	9.000%	11/01/16	$ 3,172,908
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,306,024
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA/NR)
2,320,000	5.500	03/01/32	2,417,370
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(f)
6,450,000	0.000	12/01/25	3,964,944

			30,003,656

Indiana – 1.3%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/A3)
2,000,000	5.250	08/01/36	2,088,700
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
1,000,000	5.000	07/01/48	1,021,800
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(c)
205,000	29.876	11/01/27	311,284
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa1)
640,000	5.100	01/15/17	705,639
Jasper County PCRB Refunding for Northern RMKT 08/25/08 Series 1994 C (NATL-RE) (AA-/A3)
650,000	5.850	04/01/19	742,131
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)(e)
1,400,000	5.250	08/01/16	1,467,284

			6,336,838

Iowa – 0.3%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
1,325,000	5.250	06/01/22	1,329,227

Kentucky – 0.9%
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(e)
3,750,000	6.125	02/01/18	4,449,975

Louisiana – 1.3%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa2)
675,000	5.000	11/01/18	683,667
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa2)
2,560,000	4.750	03/01/19	2,605,440

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)
$1,230,000	5.250%	08/01/28	$ 1,384,082
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA/A3)
1,350,000	6.000	01/01/23	1,539,203
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (BBB+/Baa1)
500,000	5.000	04/01/30	535,795

			6,748,187

Maryland – 1.3%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,031,000	6.500	07/01/31	1,033,299
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
235,000	5.600	07/01/20	235,167
555,000	5.700	07/01/29	555,178
Maryland State Health & Higher Educational Facilities Authority RB Refunding for MedStar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	502,195
750,000	5.500	08/15/33	753,045
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
1,025,000	5.375	12/01/14	1,034,317
500,000	5.625	12/01/16	521,400
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,659,660

			6,294,261

Massachusetts – 2.2%
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,839,050
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
1,520,000	6.350	01/01/30	1,628,239
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,329,130

			10,796,419

Michigan – 0.9%
Michigan Finance Authority RB for Rol Railroad II Series 2012 R-14017 (AAA/NR)(b)(c)
2,780,000	14.040	01/01/18	4,281,561

Minnesota – 1.0%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A3)
1,500,000	6.750	11/15/32	1,760,070

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – (continued)
St. Paul Minnesota Housing & Redevelopment Authority RB for HealthPartners Obligated Group Project Series 2006 (A/A2)
$2,900,000	5.250%	05/15/36	$ 3,048,567

			4,808,637

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,208,530

Missouri – 0.3%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A3)
270,000	4.750	06/01/25	277,444
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,051,910

			1,329,354

Nevada – 0.4%
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
570,000	4.850	12/01/15	587,357
1,285,000	5.100	12/01/22	1,317,883

			1,905,240

New Hampshire – 0.2%
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)
1,250,000	5.200	05/01/27	1,303,512

New Jersey – 7.1%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA/A2)
15,000	6.000	12/15/34	16,901
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA+/A2)(e)
985,000	6.000	12/15/18	1,199,307
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A/A2)
360,000	5.000	09/01/34	387,392
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A/A2)
4,000,000	5.500	12/15/29	4,443,160
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	618,114
175,000	5.500	07/01/30	180,878
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,716,025

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA-/A2)
$3,000,000	6.125%	06/01/30	$ 3,217,680
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa2)
365,000	6.150	10/01/23	380,841
New Jersey State Turnpike Authority RB Refunding Series 2000 B (NATL-RE) (AA-/A3)(d)
6,275,000	0.123	01/01/30	5,659,290
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,873,047
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A/A2)
5,260,000	5.500	06/15/41	5,821,873
Rutgers State University RB Refunding Series 2013 J (AA-/Aa3)
5,000,000	5.000	05/01/32	5,691,300
Rutgers State University RB Refunding Series 2013 L (AA-/Aa3)
2,500,000	5.000	05/01/43	2,768,550

			34,974,358

New Mexico – 0.8%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa2)
2,500,000	5.900	06/01/40	2,756,050
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,121,660

			3,877,710

New York – 3.5%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA/Aa2)
6,500,000	5.750	05/01/26	7,391,150
4,500,000	5.750	05/01/29	5,097,375
New York City GO Bonds Series 2006 A (AA/Aa2)
395,000	5.000	08/01/18	431,261
New York City GO Bonds Series 2006 A (NR/NR)(e)
5,000	5.000	08/01/16	5,482
New York State Energy Research & Development Authority RB for Consolidated Edison Company Subseries 2004 B1-1 (XLCA) (A-/A2)(d)
5,000,000	0.088	05/01/32	4,334,991

			17,260,259

North Carolina – 1.6%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,247,120
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA/A3)
430,000	6.000	01/01/19	464,400

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 G (AMBAC) (A/Aa2)(d)
$6,025,000	0.123%	10/01/22	$ 5,293,092

			8,004,612

Ohio – 0.1%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
440,000	5.125	06/01/24	374,396

Oklahoma – 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB/NR)
240,000	5.000	12/01/27	237,218
140,000	5.125	12/01/36	130,045

			367,263

Oregon – 0.8%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)
1,500,000	8.250	01/01/38	1,815,465
Portland Oregon Community College District GO Bonds Refunding Series 2013 (AA/Aa1)
2,000,000	5.000	06/15/26	2,363,540

			4,179,005

Pennsylvania – 1.4%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (AA-/A3)
2,000,000	7.500	09/01/26	2,341,300
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A2)
2,500,000	4.000	10/01/23	2,661,825
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)
1,720,000	5.500	12/01/29	2,026,986

			7,030,111

Puerto Rico – 6.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB+/Ba3)
3,635,000	6.125	07/01/24	2,788,081
2,000,000	6.000	07/01/38	1,410,980
2,500,000	6.000	07/01/44	1,763,075
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Caa1)
1,050,000	5.750	07/01/37	727,010
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BB+/Ba)
3,000,000	6.500	07/01/37	2,309,730
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (AA-/A3)
2,000,000	6.000	07/01/27	2,038,280
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BB+/B1)
900,000	5.250	07/01/18	342,081

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
$2,700,000	0.673%	07/01/29	$ 1,890,864
Puerto Rico Electric Power Authority RB Series 2013 A (BB/Ba3)
3,000,000	6.750	07/01/36	1,386,540
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/B1)(g)
13,000,000	0.000	08/01/32	10,383,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (A+/Baa2)
5,805,000	5.000	08/01/24	5,140,618
2,750,000	6.500	08/01/44	2,388,210

			32,569,219

South Carolina – 1.0%
City of Columbia Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
2,500,000	5.000	02/01/41	2,741,800
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa2)
2,500,000	5.000	08/01/30	2,501,150

			5,242,950

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)
500,000	5.500	07/01/35	539,105
300,000	5.250	07/01/38	319,296

			858,401

Tennessee – 1.6%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,844,544
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,762,046
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(a)
1,000,000	4.850	06/01/25	1,008,870
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,179,737

			7,795,197

Texas – 13.0%
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (A-/A3)
2,675,000	5.375	02/15/29	2,903,258
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/30	2,780,250

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
$700,000	5.000%	08/15/19	$ 700,840
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	11,403,300
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(d)
4,150,000	0.068	07/01/32	3,872,846
Lower Colorado River Authority RB Series 2008 (NR/A1)
440,000	5.750	05/15/37	455,488
Lower Colorado River Authority RB Series 2008 (NR/NR)(e)
100,000	5.750	05/15/15	104,803
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa1)
1,300,000	6.300	11/01/29	1,488,630
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (AA-/A3)(d)
2,500,000	5.200	05/01/30	2,655,200
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	152,727
235,000	5.625	02/15/35	237,785
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA+/NR)(g)
1,000,000	0.000	09/01/43	768,830
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,971,100
1,100,000	6.250	01/01/39	1,271,798
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)
1,000,000	5.500	09/01/41	1,137,200
1,000,000	6.000	09/01/41	1,191,280
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(g)
6,000,000	0.000	01/01/43	7,091,940
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,556,450
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,000,000	5.500	02/01/29	1,110,440
1,670,000	5.500	02/01/31	1,846,319
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (MUN GOVT GTD) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,465,330
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	3,105,593
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA+/A3)(e)
3,615,000	5.250	02/01/16	3,899,428
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
425,000	5.125	05/15/37	422,425

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa2)
$3,000,000	6.250%	12/15/26	$ 3,643,620

			64,236,880

Utah – 0.3%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
1,570,000	5.900	07/01/36	1,595,732

Virginia – 0.4%
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	794,722
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,166,280

			1,961,002

Washington – 2.3%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(b)(c)
700,000	16.463	01/01/23	1,106,672
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(b)(c)
730,000	16.471	01/01/24	1,123,893
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A-/A3)
2,000,000	5.000	12/01/30	2,039,500
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	2,883,775
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA/Aa3)
250,000	6.000	08/15/39	292,428
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA/Aa3)
250,000	6.000	08/15/39	292,428
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
390,000	6.400	06/01/17	432,151
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,174,930

			11,345,777

West Virginia – 0.6%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000	5.250	07/01/25	2,045,940
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)
1,000,000	5.500	06/01/39	1,081,520

			3,127,460

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – 0.5%
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
$375,000	5.125%	05/15/29	$ 384,469
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	100,720
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
1,750,000	5.250	08/15/31	1,813,157

			2,298,346

TOTAL INVESTMENTS – 98.7%			$488,164,227

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			6,363,951

NET ASSETS – 100.0%			$494,528,178

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,517,170, which represents approximately 2.7% of net assets as of June 30, 2014.

(c)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Zero coupon bond until next reset date.

(h)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
CAL MTG INS	— Insured by California Mortgage Insurance
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF INSTN	— General Obligation of Institution
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$1,000	1.000%	03/20/23	0.830%	$(43,282)	$57,662
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	0.830	(43,282)	57,662

TOTAL						$(86,564)	$115,324

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$14,700	(a)	09/17/44	3 Month LIBOR	4.000%	$(1,584,530)	$(342,464)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$451,524,200

Gross unrealized gain	47,562,928
Gross unrealized loss	(10,922,901)

Net unrealized security gain	$36,640,027

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.9%
Alabama – 1.2%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$ 2,724,181
1,500,000	5.000	06/01/18	1,715,895
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/A1)
11,400,000	4.000	03/01/17	12,364,782
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
6,875,000	14.548	11/03/16	9,046,881
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,020,000	5.000	08/01/17	5,687,610
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/16	1,067,090
1,750,000	5.000	10/01/17	1,906,012
1,875,000	5.000	10/01/18	2,072,138
1,300,000	5.000	10/01/21	1,460,901
1,745,000	5.000	10/01/22	1,961,537
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
2,795,000	3.500	08/15/14	2,806,404
3,300,000	4.000	08/15/15	3,440,547
3,850,000	3.000	08/15/16	3,939,820

			50,193,798

Alaska – 0.2%
North Slope Borough Alaska GO Bonds Series 2012 A (AA-/Aa3)
825,000	3.000	06/30/15	848,207
1,465,000	3.000	06/30/16	1,538,396
340,000	4.000	06/30/17	371,464
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BB/Ba1)
5,345,000	4.625	06/01/23	5,315,870

			8,073,937

Arizona – 2.8%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
30,300,000	0.963	01/01/37	26,106,177
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2012 A (BBB+/NR)
1,000,000	2.000	02/01/15	1,008,230
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(a)
5,000,000	1.910	02/05/20	4,997,500
Arizona Transportation Board Refunding for Grant Anticipation Notes Series 2012 (AA/Aa2)
8,195,000	4.000	07/01/15	8,502,558
7,235,000	4.000	07/01/16	7,757,874
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
1,000,000	4.000	07/01/15	1,036,510
1,000,000	4.000	07/01/16	1,065,860
1,500,000	5.000	07/01/17	1,673,745

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BBB/Baa2)(a)
$5,000,000	4.000%	06/01/15	$ 5,084,300
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (A-/A3)(a)
6,500,000	1.750	05/30/18	6,512,220
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
1,000,000	4.000	07/01/16	1,072,480
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
9,920,000	2.000	07/01/17	10,322,553
10,010,000	3.000	07/01/19	10,840,430
Maricopa County Phoenix High School District No. 210 School Improvement GO Bonds Series 2006 C (NATL-RE) (AA/Aa2)(e)
3,800,000	5.000	07/01/16	4,153,286
Maricopa County Phoenix High School District No. 210 School Improvement GO Refunding Bonds Series 2014 (AA/Aa2)
8,140,000	3.000	07/01/17	8,696,369
1,000,000	4.000	07/01/18	1,115,930
1,000,000	3.000	07/01/19	1,074,920
Pima County GO Bonds Series 2013 A (AA-/NR)
2,280,000	1.750	07/01/16	2,330,981
1,405,000	1.750	07/01/17	1,439,788
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	3,900,000
Yavapai County Industrial Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(a)
5,000,000	2.125	06/01/18	5,116,350

			113,808,061

Arkansas – 0.5%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA/NR)
1,985,000	2.000	01/01/15	1,997,129
1,720,000	2.000	01/01/16	1,744,424
1,885,000	3.000	01/01/18	1,967,148
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA/NR)
2,065,000	2.000	01/01/17	2,097,813
Jefferson County Pollution Control RB Refunding for Entergy Arkansas, Inc. Project Series 2013 (A-/A3)
3,000,000	1.550	10/01/17	3,022,770
North Little Rock School District No. 1 Construction GO Bonds Series 2013 B (ST AID WITHHLDG) (NR/Aa2)
1,440,000	5.000	02/01/17	1,581,177

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arkansas – (continued)
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
$660,000	2.000%	11/01/14	$ 663,564
760,000	2.000	11/01/15	776,188
845,000	2.000	11/01/16	868,533
1,915,000	2.000	11/01/17	1,971,780
1,465,000	2.000	11/01/18	1,501,156
720,000	2.000	11/01/19	725,451

			18,917,133

California – 11.1%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (AA-/A1)
3,000,000	5.000	08/01/16	3,283,290
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA/A2)
50,000	5.000	02/01/24	53,210
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
10,000,000	0.960	05/01/23	9,950,100
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa1)(a)
7,000,000	0.960	05/01/23	6,966,960
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
15,000,000	1.310	04/01/27	15,031,050
Bay Area Toll Authority Toll Bridge RB for San Francisco Bay Area Series 2006 C-2 (AA/Aa3)(a)
26,050,000	1.450	08/01/17	26,227,921
Benicia Unified School District GO Bonds Refunding Series 1997 A (NATL-RE FGIC) (AA-/Aa3)(f)
1,735,000	0.000	08/01/17	1,646,914
1,510,000	0.000	08/01/18	1,383,900
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
500,000	2.250	09/01/14	501,060
465,000	3.000	09/01/15	476,458
650,000	3.000	09/01/16	670,221
735,000	3.000	09/01/17	757,609
1,000,000	3.250	09/01/18	1,030,750
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/Baa3)
25,000	4.300	09/01/16	25,637
Burbank Public Financing Authority RB for Golden State Series 2003 A (AMBAC) (A/WR)
985,000	5.250	12/01/18	987,216
230,000	5.250	12/01/19	230,515
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 1996 G (AMBAC) (A/A3)(d)
7,500,000	0.140	07/01/23	6,913,191
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A3)(a)
2,500,000	5.000	07/01/14	2,500,000
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)(a)
8,000,000	1.860	07/01/17	8,061,360

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA-/Aa3)(a)
$5,000,000	1.450%	03/15/17	$ 5,102,800
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(a)
5,000,000	5.000	10/16/14	5,061,300
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Series 2012 B-2 (AAA/Aaa)(a)
14,250,000	0.360	04/01/15	14,254,987
California Municipal Finance Authority RB for NorthBay Healthcare Group Series 2013 A (BBB-/NR)(a)
5,000,000	2.160	11/01/16	5,001,850
California Municipal Finance Authority RB for NorthBay Healthcare Group Series 2013 B (BBB-/NR)
1,700,000	5.000	11/01/16	1,831,104
3,480,000	5.000	11/01/17	3,809,695
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (A-/NR)(b)
1,900,000	1.500	06/01/18	1,899,278
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa2)
15,585,000	4.000	05/01/16	16,638,234
California State Economic Recovery GO Bonds Series 2004 A (AA/Aa2)
1,040,000	5.250	07/01/14	1,040,000
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AA+/Aaa)(e)
255,000	5.250	07/01/14	255,000
California State Public Works Board Lease RB for Various Judicial Council Projects Series 2011 D (A-/A1)
11,685,000	2.000	12/01/14	11,773,339
California State Various Purpose GO Bonds Refunding Series 2012 (A/Aa3)
1,150,000	2.000	09/01/16	1,191,319
2,055,000	5.000	09/01/19	2,427,695
Carlsbad Improvement Bonds Refunding Reassessment District No. 2012-1 Series 2013 (NR/NR)
400,000	2.000	09/02/14	400,844
250,000	2.000	09/02/15	252,130
400,000	3.000	09/02/17	413,192
Carson Redevelopment Agency Project Area No. 1 Tax Allocation Refunding Series 2001 (NATL-RE) (AA-/A3)
275,000	5.500	10/01/15	290,862
Cerritos Public Financing Authority Tax Allocation Redevelopment Projects Series 2002 A (AMBAC) (A-/WR)
1,275,000	5.000	11/01/14	1,291,970
Charter Oak Unified School District GO BANS Series 2012 (SP-1+/NR)
4,625,000	5.000	10/01/15	4,895,377
Colton Public Financing Authority Tax Allocation Series 1998 A (NATL-RE) (AA-/A3)
235,000	5.000	08/01/18	235,049
Contra Costa Transportation Authority Sales Tax RB Series 2012 A (AA+/NR)(a)
11,000,000	0.471	12/15/15	11,010,890
Corona Redevelopment Agency Tax Allocation Refunding for Merged Downtown Series 2004 A (NATL-RE FGIC) (AA-/A3)
500,000	5.000	09/01/16	503,245

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (BBB+/NR)
$500,000	2.000%	09/01/14	$ 500,970
500,000	3.000	09/01/16	519,465
275,000	4.000	09/01/18	299,029
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1/A2)(f)
13,300,000	0.000	09/01/15	13,232,303
Emeryville Public Financing Authority Redevelopment Series 2001 A (NATL-RE) (AA-/A3)
150,000	4.800	09/01/15	150,172
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A/Baa2)
250,000	5.000	08/15/14	250,790
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A-/NR)
880,000	5.500	10/01/17	880,827
Fullerton City Public Financing Authority Tax Allocation RB Series 2005 (AMBAC) (A/WR)
325,000	4.500	09/01/14	326,583
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 A-1 (BBB/A1)
4,900,000	5.000	06/01/17	5,379,318
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
16,365,000	4.500	06/01/27	14,476,806
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2013 A (A-/A1)
4,225,000	3.000	06/01/17	4,495,696
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,318,311
1,250,000	4.000	09/02/18	1,367,188
1,900,000	4.000	09/02/19	2,085,516
Irvine City Limited Obligation Improvement Bond Reassessment District No. 13-1 Series 2013 (BBB-/NR)
700,000	2.000	09/02/14	701,785
480,000	2.000	09/02/15	485,424
625,000	2.000	09/02/17	639,888
Irvine City Limited Obligation Improvement Bond Series 2011 (BBB+/NR)
300,000	3.000	09/02/14	301,041
300,000	3.000	09/02/15	308,052
500,000	3.000	09/02/16	516,260
400,000	3.250	09/02/17	412,648
750,000	3.625	09/02/18	774,173
Irvine Public Facilities & Infrastructure Authority Assessment RB Series 2012 A (BBB+/NR)
635,000	3.000	09/02/15	637,229
1,285,000	3.000	09/02/16	1,287,917
1,325,000	3.000	09/02/17	1,323,383
600,000	3.000	09/02/18	599,754
Lake Elsinore School Financing Authority RB Refunding Series 2012 (NR/NR)
3,180,000	2.000	09/01/14	3,184,706
1,370,000	2.000	09/01/15	1,373,439

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Lammersville Joint Unified School District Special Tax for Community Facilities District No. 2002 Series 2013 (NR/NR)
$680,000	2.000%	09/01/14	$ 680,653
750,000	2.000	09/01/15	750,337
Long Beach California Harbor Revenue Short-Term Notes Series 2014 C (AA/NR)
20,000,000	5.000	11/15/18	23,484,600
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (ETM) (SP-1+/Aa2)(e)(f)
1,750,000	0.000	09/01/16	1,736,070
Los Angeles California Department of Water and Power System RB Series 2012 C (AA-/Aa3)
1,300,000	3.000	01/01/16	1,347,034
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (AA-/A3)
540,000	5.500	07/01/17	565,439
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	11,332,600
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/A1)
1,500,000	5.000	08/01/18	1,726,155
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
3,735,000	3.000	07/01/14	3,735,000
Los Angeles Unified School District GO Bonds Series 2006 F (FGIC) (AA-/Aa2)
1,805,000	5.000	07/01/17	1,970,916
Lynwood Unified School District GO BANS Series 2013 (SP-1/MIG1)(f)
3,000,000	0.000	08/01/14	2,998,470
Manteca Unified School District Special Tax Community Facilities District No. 1989-2 Series 2013 B (AGM) (AA/A2)
335,000	3.000	09/01/14	336,494
365,000	3.000	09/01/15	376,242
410,000	3.000	09/01/16	426,769
275,000	4.000	09/01/17	296,233
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-1 (AAA/Aa1)(a)
24,640,000	0.410	05/01/15	24,652,320
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-2 (AAA/Aa1)(a)
3,940,000	0.410	05/01/15	3,941,970
Milpitas California Redevelopment Agency Tax Allocation for Redevelopment Project Area No. 1 Series 2003 (NATL-RE) (AA-/A3)
1,300,000	5.250	09/01/17	1,303,471
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,230,000	3.000	09/01/14	1,234,649
1,000,000	3.000	09/01/16	1,033,500
1,895,000	4.000	09/01/17	2,016,489
3,080,000	4.000	09/01/19	3,263,968
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,127,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Monterey Peninsula Unified School District GO BANS Series 2012 (NR/MIG1)
$4,250,000	2.500%	11/01/15	$ 4,378,988
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
125,000	4.000	08/01/14	125,295
570,000	4.000	08/01/15	586,473
300,000	4.000	08/01/16	318,651
225,000	4.000	08/01/17	243,126
350,000	5.000	08/01/18	395,756
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,115,991
1,000,000	5.000	09/01/19	1,090,930
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
590,000	3.000	09/01/14	592,631
620,000	3.000	09/01/15	639,096
890,000	3.000	09/01/16	932,845
Natomas Unified School District GO Bonds Refunding Series 2013 (AA/A2)
410,000	3.000	09/01/18	436,593
730,000	4.000	09/01/20	813,322
650,000	4.000	09/01/21	723,463
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A2)
1,235,000	4.000	08/01/14	1,238,841
1,705,000	3.000	08/01/15	1,755,434
Ontario Redevelopment Financing Authority RB for Center City and Cimarron Redevelopment Project No. 1 Series 2002 (NATL-RE) (AA-/A3)
500,000	5.250	08/01/14	501,275
Oxnard Community Development Commission Tax Allocation for HERO Project Area Series 2008 (AGM) (AA/A2)
120,000	5.000	09/01/16	130,127
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (AA-/A3)
700,000	5.250	04/01/20	742,637
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2007 A (NATL-RE) (AA-/A3)
100,000	5.000	04/01/16	104,535
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/A3)
100,000	5.000	10/01/20	104,495
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
385,000	3.000	09/02/18	396,254
Pinole Redevelopment Agency Tax Allocation for Vista Redevelopment Project 3rd Subordinated Series 2004 A (AMBAC) (A-/WR)
100,000	4.500	08/01/18	100,103
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 1999 (AMBAC) (A/WR)(e)
240,000	5.600	08/01/14	241,027
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 2003 A (NATL-RE) (AA-/A3)
500,000	5.000	08/01/14	501,905

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Port of Oakland RB Refunding Intermediate Lien Series 2007 B (NATL-RE) (AA-/A3)
$400,000	5.000%	11/01/15	$ 424,340
Poway Redevelopment Agency Tax Allocation for Paguay Redevelopment Project Series 2003 A (NATL-RE) (AA-/A3)
1,845,000	5.250	06/15/18	1,848,635
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (NATL-RE) (AA-/A3)
150,000	5.500	09/01/17	163,638
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	255,826
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,973,126
Sacramento City Schools Joint Powers Financing Authority Lease RB Refunding Series 2014 A (BAM) (AA/NR)
1,065,000	4.000	03/01/17	1,144,598
1,000,000	4.000	03/01/18	1,088,720
Sacramento County Regional Transit District Farebox RB Series 2012 (A/A2)
1,000,000	3.000	03/01/15	1,017,820
500,000	4.000	03/01/16	527,710
530,000	4.000	03/01/17	574,711
250,000	5.000	03/01/18	284,695
730,000	5.000	03/01/19	846,019
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
32,720,000	0.682	12/01/35	29,293,889
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA/NR)
465,000	3.000	09/01/14	466,083
715,000	3.000	09/01/15	728,707
1,470,000	3.000	09/01/16	1,511,939
1,515,000	3.000	09/01/17	1,557,875
1,310,000	3.000	09/01/18	1,335,191
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (A/A2)
300,000	3.000	08/01/15	308,610
800,000	5.000	08/01/18	919,240
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (AGM) (AA-/A2)
150,000	5.000	08/01/19	174,776
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Baa3)
1,450,000	5.250	09/01/21	1,514,612
665,000	5.250	09/01/23	693,216
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/Baa3)
115,000	5.250	09/01/15	115,661
150,000	5.250	09/01/16	150,828
300,000	5.000	09/01/17	301,536
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA/A1)
4,455,000	5.000	05/01/17	5,006,440

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aa1)
$2,750,000	4.000%	06/15/19	$ 3,133,158
San Francisco City & County Public Utilities Commission RB Refunding Series 2013 A (AA-/Aa3)
4,650,000	3.000	10/01/16	4,942,485
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)
200,000	5.000	08/01/14	200,688
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (AA-/A3)
250,000	5.250	08/01/17	250,278
San Francisco City & County Redevelopment Financing Authority Tax Allocation RB Refunding for Redevelopment Project Series 2007 B (NATL-RE) (AA-/A3)
1,150,000	5.000	08/01/14	1,153,657
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	161,768
San Juan Unified School District Election of 2012 GO Bonds Series 2014 B (NR/Aa2)(g)
4,405,000	1.000	08/01/16	4,459,622
11,105,000	2.000	08/01/17	11,540,316
2,000,000	3.000	08/01/19	2,160,400
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,050,000	1.500	09/01/14	1,050,903
930,000	1.750	09/01/15	942,136
620,000	2.000	09/01/16	638,067
1,260,000	2.250	09/01/17	1,309,279
1,000,000	4.000	09/01/19	1,112,120
San Mateo Union High School District GO BANS Series 2012 (ETM) (SP-1+/NR)(e)(f)
5,000,000	0.000	02/15/15	4,995,400
San Mateo Union High School District GO Bonds Anticipation Notes Series 2011 (ETM) (SP-1+/NR)(e)(f)
4,500,000	0.000	02/15/15	4,495,860
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(f)
2,000,000	0.000	07/01/18	1,886,340
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (AA-/A3)
600,000	5.250	09/01/18	601,548
Stockton Public Financing Authority Special Assessment Refunding for Districts Subordinated Lien Series 2005 B (NR/NR)
65,000	4.375	09/02/14	65,032
Stockton Unified School District GO Bonds Refunding Series 2012 (A+/A2)
1,000,000	3.000	07/01/15	1,026,590
Stockton Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
400,000	4.000	07/01/17	435,188
1,090,000	5.000	07/01/19	1,259,277

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
$585,000	2.000%	09/01/14	$ 585,415
830,000	2.000	09/01/15	829,237
825,000	3.000	09/01/16	835,436
600,000	3.000	09/01/17	606,864
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/B3)
1,220,000	4.750	06/01/23	1,205,994
Ukiah Unified School District GO Bonds Series 1997 (NATL-RE FGIC) (AA-/A1)(f)
2,000,000	0.000	08/01/16	1,960,600
University of California Regents Medical Center Pooled RB Refunding Series 2007 C (NATL-RE) (AA-/Aa3)(d)
3,500,000	0.760	05/15/30	2,995,755
Upland Community Redevelopment Agency Tax Allocation Refunding Series 2013 (AGM) (AA/A2)
1,805,000	2.000	09/01/15	1,837,562
Western Riverside Water and Wastewater Financing Authority Local Agency RB Refunding Series 2013 A-1 (BBB+/NR)
265,000	4.000	09/01/16	282,954
525,000	4.000	09/01/17	570,460

			457,411,397

Colorado – 0.4%
Denver Colorado City & County School District No. 1 Tax Exempt GO Bonds Series 2012 B (ST AID WITHHLDG) (AA-/Aa2)
2,240,000	4.000	12/01/15	2,358,899
4,030,000	4.000	12/01/16	4,360,541
Jefferson County School District No. R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA-/Aa2)
1,405,000	2.000	12/15/14	1,416,872
1,750,000	3.000	12/15/16	1,856,838
Larimer County School District No. R-1 GO Refunding and Improvement Bonds Series 2012 (ST AID WITHHLDG) (NR/Aa2)
1,000,000	2.000	12/15/17	1,036,940
Plaza Metropolitan District No. 1 Tax Allocation Refunding Series 2013 (NR/NR)(b)
2,000,000	2.000	12/01/14	2,009,740
1,935,000	4.000	12/01/15	1,989,644
1,000,000	4.000	12/01/16	1,040,830

			16,070,304

Connecticut – 1.7%
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
5,250,000	5.000	12/15/17	5,834,115
Connecticut State GO Bonds Series 2013 A (AA/Aa3)(d)
4,500,000	0.200	03/01/15	4,499,235
2,000,000	0.290	03/01/16	2,001,000
3,000,000	0.400	03/01/17	3,009,450
2,000,000	0.480	03/01/18	2,010,020

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA/A2)
$1,000,000	4.000%	07/01/14	$ 1,000,000
1,695,000	4.000	07/01/15	1,741,951
1,830,000	4.000	07/01/16	1,938,135
1,000,000	2.000	07/01/17	1,006,100
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA/A2)
1,260,000	4.000	07/01/18	1,344,773
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(a)
19,345,000	5.000	02/12/15	19,923,802
New Haven GO Bonds Refunding Series 2012 A (BBB+/A3)
4,090,000	5.000	11/01/16	4,449,593
Town of Hamden GO Refunding Bonds Series 2013 (A/A3)
1,685,000	5.000	08/15/18	1,878,118
2,000,000	5.000	08/15/19	2,239,720
Trumbull GO Bonds Series 2012 (AA+/Aa2)
1,070,000	2.000	09/01/14	1,073,370
820,000	2.000	09/01/15	837,499
1,070,000	2.000	09/01/16	1,104,454
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
2,415,000	5.000	02/15/15	2,488,247
4,730,000	4.000	02/15/16	5,014,415
West Haven GO Refunding Bonds Series 2012 (AGM) (AA/A2)
555,000	3.000	08/01/15	568,437
2,000,000	4.000	08/01/17	2,141,080
2,100,000	4.000	08/01/18	2,261,091
West Haven GO Refunding Bonds Series 2012 (BBB/Baa1)
500,000	4.000	08/01/14	501,475

			68,866,080

Delaware – 0.4%
Delaware Municipal Electric Corp. RB Series 2011 (A/A2)
1,215,000	4.000	07/01/15	1,249,870
Delaware Transportation Authority Transportation System Senior RB Refunding Series 2010 A (AA+/Aa2)
1,900,000	5.000	07/01/19	2,239,891
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	918,215
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,435,000	4.000	09/15/17	1,570,708
University of Delaware RB Series 2013 A (AA+/Aa1)
2,945,000	3.000	11/01/15	3,055,879
3,025,000	3.000	11/01/16	3,199,785
4,265,000	3.000	11/01/17	4,566,663

			16,801,011

District of Columbia – 0.1%
District of Columbia GO Bonds Series 2004 A (AGM) (AA/Aa2)(e)
3,000,000	5.000	06/01/15	3,131,850

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – 5.5%
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
$250,000	2.000%	11/15/14	$ 250,060
350,000	3.000	11/15/15	352,191
300,000	3.000	11/15/16	301,086
970,000	4.000	11/15/18	1,011,419
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
175,000	2.125	11/01/14	175,234
175,000	2.250	11/01/15	175,523
180,000	2.500	11/01/16	180,850
185,000	2.750	11/01/17	186,937
190,000	3.000	11/01/18	191,999
195,000	3.250	11/01/19	198,921
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2007 A (NATL-RE) (AA-/A2)
6,235,000	5.000	03/01/17	6,935,315
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2011 A-1 (A+/A2)
27,000,000	5.000	06/01/16	29,318,760
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
2,800,000	5.000	06/01/15	2,920,176
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
885,000	5.000	05/01/15	910,470
615,000	5.000	05/01/17	665,676
1,375,000	5.000	05/01/18	1,510,823
1,890,000	5.000	05/01/19	2,105,479
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	1.875	05/01/16	247,310
500,000	2.125	05/01/17	493,155
250,000	2.400	05/01/18	243,725
250,000	2.700	05/01/19	244,882
250,000	3.000	05/01/20	242,170
Escambia County Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/A3)
2,240,000	5.000	08/15/14	2,250,461
2,365,000	5.000	08/15/15	2,460,309
Fishhawk Community Development District II Special Assessment Refunding Series 2013 A (A-/NR)
355,000	1.800	05/01/16	353,601
360,000	2.100	05/01/17	358,524
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa1)
150,000	4.000	04/01/15	153,565
825,000	3.000	04/01/17	860,632
500,000	5.000	04/01/18	557,865
500,000	5.000	04/01/19	563,930
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
20,550,000	5.000	07/01/15	21,535,783
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2012 A (AAA/Aa1)
29,420,000	5.000	06/01/15	30,726,836
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,985,000	5.000	10/01/14	3,019,387

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
$250,000	4.000%	10/01/14	$ 252,300
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
890,000	5.000	10/01/14	900,369
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A2)
290,000	3.000	10/01/14	291,926
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(d)
675,000	0.105	10/01/21	621,254
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(d)
5,325,000	0.123	10/01/21	4,901,001
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2)(d)
100,000	0.123	10/01/21	92,038
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa2)
1,000,000	5.000	11/15/15	1,065,900
Island at Doral Community Development District Special Assessment Refunding Series 2013 (A-/NR)
345,000	1.750	05/01/15	342,806
Jacksonville Florida Special RB Series 2010 B-1 (ETM) (AA-/Aa3)(e)
4,415,000	5.000	10/01/14	4,467,318
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
5,020,000	5.000	11/15/16	5,478,527
6,315,000	5.000	11/15/17	7,044,509
6,250,000	5.000	11/15/18	6,963,625
Leon County School District Sales Tax RB Series 2014 (AA/Aa3)
2,000,000	3.000	09/01/15	2,065,140
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
1,180,000	4.000	10/01/16	1,266,553
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB+/NR)
255,000	3.100	05/01/15	255,762
265,000	3.400	05/01/16	266,630
275,000	3.600	05/01/17	277,942
285,000	3.800	05/01/18	288,845
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB/Baa2)
1,750,000	4.000	11/15/17	1,902,705
2,220,000	4.000	11/15/18	2,429,080
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(b)
2,150,000	3.000	03/01/16	2,207,340
2,210,000	4.000	03/01/17	2,355,352
2,300,000	4.000	03/01/18	2,490,371
2,390,000	5.000	03/01/19	2,700,700
2,510,000	5.000	03/01/20	2,853,443
2,635,000	5.000	03/01/21	3,043,820
2,770,000	5.000	03/01/22	3,148,604

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Miami Special Obligation Refunding Series 2011 A (AGM) (AA/A2)
$830,000	5.000%	02/01/17	$ 917,640
Miami-Dade County School Board COPS Series 2011 B (A/A1)(a)
3,000,000	5.000	05/01/16	3,249,900
Miami-Dade County School Board COPS Series 2012 A (A/A1)(a)
7,595,000	5.000	08/01/16	8,195,689
Miami-Dade County Special Obligation RB Refunding Series 2012 A (A+/A2)
1,675,000	3.000	10/01/14	1,685,988
500,000	4.000	10/01/15	522,575
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
580,000	5.000	04/01/15	595,178
1,130,000	4.000	04/01/16	1,175,460
1,180,000	5.000	04/01/17	1,280,973
1,245,000	5.000	04/01/18	1,372,426
Osceola County School Board COPS Series 2013 A (A/Aa3)
1,000,000	4.000	06/01/16	1,069,660
500,000	4.000	06/01/17	538,140
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
350,000	4.000	11/01/14	353,098
400,000	4.000	11/01/15	412,664
370,000	4.000	11/01/16	389,247
720,000	4.000	11/01/17	770,688
630,000	4.000	11/01/18	681,156
Palm Beach County School Board COPS Refunding Series 2005 A (AGM) (AA/Aa3)
2,085,000	5.000	08/01/17	2,186,414
Palm Beach County School Board COPS Refunding Series 2011 A (AA-/Aa3)(a)
3,650,000	5.000	08/01/16	3,966,017
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
125,000	1.750	05/01/15	125,163
135,000	2.000	05/01/16	135,070
130,000	2.125	05/01/17	129,909
135,000	2.250	05/01/18	134,017
140,000	2.875	05/01/19	136,200
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,037,850
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
210,000	1.750	05/01/15	209,792
215,000	2.000	05/01/16	214,460
220,000	2.250	05/01/17	219,518
225,000	2.625	05/01/18	224,386
230,000	3.000	05/01/19	231,438
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa3)
1,400,000	3.000	07/01/15	1,439,774

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
$85,000	1.625%	05/01/15	$ 84,899
90,000	1.875	05/01/16	89,733
90,000	2.125	05/01/17	89,741
95,000	2.500	05/01/18	94,620
90,000	2.750	05/01/19	89,877
100,000	3.000	05/01/20	99,574
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa3)
12,375,000	5.000	10/01/17	13,639,725
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
295,000	3.250	05/01/15	296,289
305,000	3.500	05/01/16	307,797
320,000	3.750	05/01/17	325,840
330,000	4.000	05/01/18	339,187
345,000	4.125	05/01/19	356,971
375,000	4.375	05/01/21	384,893
390,000	4.500	05/01/22	401,653
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
105,000	1.875	05/01/15	104,794
105,000	2.125	05/01/16	104,578
110,000	2.250	05/01/17	109,430
110,000	2.500	05/01/18	109,242
115,000	2.875	05/01/19	115,488
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
400,000	3.000	09/01/15	412,556
560,000	3.000	09/01/16	587,451
425,000	4.000	09/01/17	464,296
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
100,000	2.250	05/01/15	100,089
105,000	2.500	05/01/16	106,001
105,000	2.750	05/01/17	105,597
110,000	3.000	05/01/18	110,632
110,000	3.250	05/01/19	111,422
115,000	3.500	05/01/20	116,145
115,000	3.750	05/01/21	115,202
125,000	3.875	05/01/22	125,456
125,000	4.000	05/01/23	125,735
135,000	4.125	05/01/24	136,208
140,000	4.150	05/01/25	141,112
145,000	4.250	05/01/26	147,020
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
215,000	1.750	05/01/15	215,228
220,000	2.000	05/01/16	220,233
225,000	2.125	05/01/17	224,170
230,000	2.500	05/01/18	225,687
235,000	2.875	05/01/19	228,150
240,000	3.000	05/01/20	231,595
Village Community Development District No. 5 Special Assessment Refunding Phase I Series 2013 (A/NR)
535,000	3.000	05/01/15	540,511
555,000	3.000	05/01/16	565,206

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
$85,000	1.750%	05/01/15	$ 84,895
90,000	2.000	05/01/16	89,678
90,000	2.125	05/01/17	89,668
95,000	2.250	05/01/18	94,514
95,000	2.875	05/01/19	94,849

			228,231,041

Georgia – 2.7%
Burke County Development Authority Pollution Control RB for Georgia Transmission Corporation Vogtle Project Series 2012 (AA-/A1)(a)
6,000,000	1.250	05/01/15	6,030,180
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA/Aa2)
1,530,000	4.000	07/01/16	1,624,477
Cobb County Kennestone Hospital Authority RB Refunding Anticipation Certificates Series 2012 (AA-/Aa3)
825,000	3.000	04/01/15	842,490
1,045,000	4.000	04/01/16	1,108,442
790,000	4.000	04/01/17	855,562
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,000,000	4.500	07/01/14	1,000,000
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
2,850,000	5.000	11/01/14	2,895,857
Colquitt County School District Sales Tax GO Bonds Series 2013 (ST AID WITHHLDG) (NR/Aa1)
1,650,000	4.000	01/01/17	1,780,136
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
200,000	2.000	10/01/14	200,914
1,500,000	5.000	10/01/16	1,652,580
Dougherty County School District Sales Tax GO Bonds for Georgia State Aid Intercept Program Series 2013 (ST AID WITHHLDG) (NR/Aa1)
2,055,000	5.000	12/01/17	2,334,418
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
2,985,000	4.000	04/01/17	3,251,411
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,089,568
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
2,595,000	3.000	12/01/14	2,625,803
2,500,000	4.000	12/01/15	2,634,900
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
7,950,000	5.000	07/01/17	8,333,031
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	10,061,302
11,495,000	4.000	09/01/17	12,701,630
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	17,699,523
Henry County School District GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
4,000,000	2.000	12/01/15	4,103,120

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Jackson County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
$3,030,000	5.000%	03/01/17	$ 3,375,450
4,215,000	5.000	03/01/18	4,814,668
Metropolitan Atlanta Rapid Transit Authority RB Series 2000 A (AAA/Aa2)(d)
7,700,000	0.000	07/17/14	7,698,845
Public Gas Partners, Inc. RB Series 2009 A (A+/A3)
6,130,000	5.000	10/01/15	6,455,197
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,500,000	5.000	10/01/16	2,752,525
2,000,000	3.000	10/01/17	2,137,300
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,875,312

			112,934,641

Hawaii – 0.2%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
4,000,000	4.000	11/01/14	4,050,960
Honolulu City and County Wastewater System RB Senior First Bond Resolution Series 2012 A (AA/Aa2)
2,400,000	2.000	07/01/17	2,489,400

			6,540,360

Idaho – 0.1%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
1,000,000	3.000	08/01/17	1,071,810
2,095,000	4.000	08/01/18	2,349,082
Kootenai County School District No. 271 GO Bonds Series 2012 A (SCH BD GTY) (NR/Aa1)
1,960,000	2.000	09/15/16	2,021,191

			5,442,083

Illinois – 7.7%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (AA-/A3)(f)
8,990,000	0.000	12/01/16	8,694,678
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/A3)(f)
2,500,000	0.000	12/01/15	2,466,100
8,435,000	0.000	12/01/16	8,157,910
Chicago Illinois GO Bonds Refunding Series 2005 A (ETM) (AGM) (AA/A2)(e)
5,000,000	5.000	01/01/15	5,119,800
Chicago Illinois GO Bonds Series 2010 A (A+/Baa1)
2,500,000	5.000	12/01/16	2,726,325
Chicago Illinois Midway Airport Second Lien RB Refunding Series 2014 B (A-/A3)
400,000	5.000	01/01/19	460,440
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(e)
4,120,000	5.000	01/01/15	4,218,715
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AA/A2)
6,275,000	5.000	01/01/15	6,421,270

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A+/A2)
$1,000,000	5.000%	03/01/15	$ 1,027,690
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (AA-/A3)
550,000	4.000	11/01/16	592,097
Cook County Illinois GO Refunding Bonds Series 2012 C (AA/A1)
1,500,000	5.000	11/15/19	1,737,810
1,000,000	4.000	11/15/20	1,096,400
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,245,000	4.000	12/01/16	1,342,434
1,295,000	4.000	12/01/17	1,420,835
1,365,000	4.000	12/01/18	1,515,669
Glenview GO Refunding Bonds Series 2012 C (NR/Aaa)
1,365,000	2.000	12/01/14	1,375,374
1,440,000	2.000	12/01/15	1,474,243
1,650,000	3.000	12/01/17	1,752,383
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(a)
2,000,000	1.875	02/12/15	2,020,220
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A/Aa3)(a)
2,250,000	2.125	07/01/14	2,250,000
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa2)
4,400,000	5.250	05/15/15	4,531,780
Illinois Finance Authority RB Revolving Fund Master Trust Series 2004 (AAA/Aaa)(e)
4,665,000	5.250	09/01/14	4,796,973
Illinois GO Bonds Series 2005 (AGM) (AA/A2)
1,095,000	4.250	09/01/18	1,131,956
Illinois Health Facilities Authority RB for Advocate Health Care Network Series 2003 A (AA/Aa2)(a)
1,345,000	1.000	07/01/14	1,345,000
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,385,000	4.000	06/15/17	2,619,541
Illinois State GO Bonds First Series 2001 (AGM) (AA/A2)
1,900,000	5.500	05/01/15	1,981,947
Illinois State GO Bonds Refunding Series 2006 (A-/A3)
7,750,000	5.000	01/01/15	7,929,025
Illinois State GO Bonds Refunding Series 2009 A (A-/A3)
16,000,000	4.000	09/01/20	17,020,640
Illinois State GO Bonds Refunding Series 2010 (A-/A3)
7,305,000	5.000	01/01/17	7,994,592
12,340,000	5.000	01/01/18	13,747,007
15,990,000	5.000	01/01/20	17,969,242
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA/A2)
3,550,000	5.000	01/01/16	3,783,128
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA/A2)
6,725,000	5.000	01/01/15	6,882,096
Illinois State GO Bonds Refunding Series 2012 (A-/A3)
5,400,000	5.000	08/01/15	5,666,274
6,250,000	5.000	08/01/16	6,787,063
7,295,000	5.000	08/01/19	8,241,234
Illinois State GO Bonds Series 2002 (NATL-RE) (AA-/A3)
2,710,000	5.500	08/01/15	2,858,183

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2003 A (A-/A3)
$7,525,000	5.000%	10/01/16	$ 7,552,617
Illinois State GO Bonds Series 2012 (A-/A3)
14,360,000	4.000	01/01/19	15,441,308
Illinois State GO Bonds Series 2012 A (A-/A3)
10,085,000	3.000	01/01/18	10,552,440
Illinois State GO Bonds Series 2014 (A-/A3)
4,490,000	5.000	04/01/17	4,946,633
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 A (AA/NR)
6,500,000	5.000	06/15/16	7,086,885
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
7,500,000	5.000	12/15/17	8,309,100
11,980,000	5.000	06/15/18	13,247,724
McHenry and Lake County Community Highschool No. 156 GO Bonds Refunding Series 2013 (NR/Aa2)
2,245,000	3.000	02/01/17	2,340,255
2,690,000	3.000	02/01/18	2,821,380
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 1994 (NATL-RE) (AAA/A3)(f)
3,000,000	0.000	06/15/15	2,976,480
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	856,414
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
5,030,000	5.000	06/01/15	5,228,433
11,350,000	4.125	06/01/16	12,001,944
4,000,000	5.000	06/01/16	4,295,760
10,000,000	5.000	06/01/17	11,092,900
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
13,420,000	5.000	06/01/16	14,545,669
13,545,000	5.000	06/01/17	15,203,721
Springfield Electric RB Senior Lien Series 2007 (NATL-RE) (AA-/A3)
7,500,000	5.000	03/01/19	8,163,675

			317,819,412

Indiana – 0.7%
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/A3)
1,085,000	5.500	08/01/17	1,220,289
4,535,000	5.625	08/01/18	5,241,054
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
520,000	5.000	05/01/17	575,229
855,000	5.000	05/01/20	991,330
Indiana Finance Authority Hospital RB for University Health Obligated Group Series 2011 N (AA-/Aa3)
2,000,000	4.000	03/01/15	2,050,860
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa2)(a)
4,590,000	1.600	02/01/17	4,683,498
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2005 A-3 (AA/Aa3)(a)
2,500,000	1.700	09/01/14	2,505,875

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(c)
$850,000	29.876%	11/01/27	$ 1,290,691
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2011 (AA+/Aa2)(a)
2,950,000	1.500	08/01/14	2,953,245
Indiana State Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A-/NR)
800,000	5.000	03/01/18	897,848
500,000	5.000	03/01/19	567,380
650,000	5.000	03/01/20	740,785
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA/A2)
3,905,000	5.000	10/01/15	4,128,249

			27,846,333

Iowa – 0.2%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A+/A2)
435,000	4.000	08/15/14	436,957
400,000	4.000	08/15/15	414,060
440,000	4.000	08/15/16	467,003
1,400,000	4.000	08/15/17	1,507,492
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)
1,000,000	1.500	08/01/16	1,023,370
1,000,000	5.000	08/01/18	1,159,430
Iowa State University of Science and Technology RB Refunding for Memorial Union Series 2013 (AA/Aa2)
1,040,000	1.500	07/01/16	1,055,621
1,055,000	1.500	07/01/17	1,068,019
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	460,368

			7,592,320

Kansas – 1.1%
Kansas Department of Transportation Highway RB Refunding Series 2012 A-2 (AAA/Aa2)(d)
10,000,000	0.290	09/01/14	10,003,300
Kansas Department of Transportation Highway RB Refunding Series 2012 A-3 (AAA/Aa2)(d)
9,000,000	0.360	09/01/15	9,017,100
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa2)
225,000	5.000	11/15/14	229,032
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa2)
1,000,000	3.000	11/01/14	1,009,470
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(a)
3,000,000	2.000	03/01/17	3,018,090
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
2,465,000	3.000	09/01/16	2,601,660
2,550,000	4.000	09/01/17	2,811,757
2,640,000	3.000	09/01/18	2,837,868
2,585,000	4.000	09/01/19	2,908,875

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kansas – (continued)
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
$1,015,000	3.000%	10/01/15	$ 1,050,951
1,035,000	3.000	10/01/16	1,094,347
1,075,000	3.000	10/01/17	1,153,454
1,130,000	3.000	10/01/19	1,213,394
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,480,259
Wyandotte County/Kansas City Unified Government RB Refunding Sales Tax Special Obligation for Redevelopment Project Area B Sub Lien Series 2012 (AA-/NR)
1,300,000	3.000	12/01/14	1,315,223
2,000,000	4.000	12/01/15	2,098,000
1,400,000	5.000	12/01/16	1,539,776

			46,382,556

Kentucky – 1.7%
Kentucky Economic Development Finance Authority RB for Catholic Health Initiatives Series 2009 B (A+/A1)(a)
15,000,000	5.000	11/11/14	15,238,350
Kentucky Public Transportation Infrastructure Authority Subordinate Toll Revenue BANS for Downtown Crossing Project Series 2013 A (BBB-/Baa3)
15,000,000	5.000	07/01/17	16,690,350
Kentucky State Property and Buildings Commission for Project 100 RB Refunding Series 2011 A (A+/Aa3)
1,350,000	5.000	08/01/16	1,474,524
5,040,000	4.000	08/01/17	5,548,788
Kentucky State Property and Buildings Commission for Project 99 RB Refunding Series 2010 A (A+/Aa3)
4,480,000	5.000	11/01/18	5,216,378
Louisville Regional Airport Authority Airport System RB Refunding Series 2014 A (AMT) (A+/NR)
250,000	3.000	07/01/16	262,387
Louisville/Jefferson County Metro Government Environmental Facilities RB Refunding for Louisville Gas and Electric Company Project Series 2003 A (A-/A1)(a)
10,000,000	1.150	06/01/17	9,974,300
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
2,875,000	3.000	10/01/14	2,895,441
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A-/A1)(a)
10,500,000	1.650	04/03/17	10,681,650

			67,982,168

Louisiana – 1.4%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AAA/Aa2)
450,000	3.000	08/01/14	450,805
500,000	3.000	08/01/15	511,290

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (A+/A2)
$400,000	2.000%	07/15/14	$ 400,268
270,000	3.000	07/15/14	270,286
400,000	2.000	07/15/15	406,928
585,000	3.000	07/15/15	601,158
350,000	2.000	07/15/16	357,669
1,830,000	3.000	07/15/16	1,906,878
375,000	2.000	07/15/17	382,669
1,200,000	4.000	07/15/17	1,295,688
680,000	2.000	07/15/18	688,452
1,040,000	4.000	07/15/18	1,133,704
1,000,000	5.000	07/15/19	1,141,420
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA/A3)
205,000	2.750	11/01/14	206,515
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,570,000	3.000	02/01/16	1,636,678
1,015,000	3.000	02/01/17	1,067,323
1,565,000	3.000	02/01/18	1,654,330
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/A3)
2,955,000	5.000	06/01/16	3,203,456
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA/A1)
1,250,000	3.000	12/01/16	1,304,225
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(f)
1,500,000	0.000	10/01/15	1,480,950
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Parish of East Baton Rouge Road Improvements Project Series 2012 (AA/Aa3)
1,315,000	3.000	08/01/15	1,348,703
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA/Aa3)
8,250,000	5.000	06/01/20	9,171,773
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2007 B-1A1 (BBB/A3)(a)
3,000,000	1.375	10/01/16	3,036,270
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (BBB/NR)(a)
4,845,000	2.100	10/01/14	4,863,169
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	534,570
2,825,000	5.000	10/01/17	3,076,849
New Orleans GO Bonds Refunding Series 2012 (BBB+/A3)
1,295,000	3.000	12/01/14	1,306,823
1,805,000	4.000	12/01/15	1,882,489
4,145,000	4.000	12/01/16	4,391,462
4,030,000	4.000	12/01/17	4,312,342
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA/Aa3)
610,000	4.000	12/01/16	652,578
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA/Aa3)
500,000	4.000	12/01/15	522,330

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
$1,390,000	2.000%	07/01/14	$ 1,390,000
1,800,000	2.300	07/01/15	1,815,228
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A+/A2)
420,000	4.000	04/01/16	442,407

			58,847,685

Maine – 0.2%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (A-/NR)(a)
3,125,000	3.800	11/01/15	3,266,844
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,700,000	1.350	11/15/14	2,705,211
2,455,000	1.700	11/15/15	2,480,949

			8,453,004

Maryland – 2.1%
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
2,500,000	4.000	02/01/16	2,648,750
9,000,000	5.000	02/01/17	10,038,420
Baltimore RB Refunding for Projects Series 2002 B (NATL-RE FGIC) (AA/Aa2)(d)
225,000	0.090	07/01/32	200,404
16,175,000	0.135	07/01/37	14,370,845
Baltimore RB Refunding for Wastewater Projects Subseries 2002 C (NATL-RE FGIC) (AA-/Aa3)(d)
11,150,000	0.135	07/01/37	9,891,823
Calvert County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
1,455,000	2.000	07/15/14	1,456,091
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
2,075,000	5.000	11/01/17	2,369,443
3,055,000	4.000	11/01/18	3,439,441
Charles County Maryland GO Bonds Refunding Series 2011 (AA+/Aa1)
2,365,000	4.000	11/01/15	2,485,402
1,115,000	4.000	11/01/16	1,207,902
5,405,000	4.000	11/01/17	5,986,848
Harford County Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AAA/Aaa)
1,170,000	2.250	07/01/16	1,213,910
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,419,488
3,445,000	4.000	08/15/16	3,692,489
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	4,652,820
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2012 B (AAA/Aaa)
5,350,000	5.000	11/01/16	5,922,236
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(a)
2,010,000	1.250	06/01/18	2,010,764

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Washington Suburban Sanitary District Consolidated Public Improvement GO Bonds Series 2012 (AAA/Aaa)
$12,500,000	5.000%	06/01/16	$ 13,623,750

			87,630,826

Massachusetts – 2.1%
Massachusetts Development Finance Agency RB for Boston University Series 2008 U-1 (A/A1)(a)
7,000,000	0.640	03/30/17	7,000,000
Massachusetts Development Finance Agency RB for Partners HealthCare System Series 2014 M-5 (AA/Aa2)(a)
20,000,000	0.610	01/30/18	20,018,200
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A+/A3)
4,000,000	5.000	01/01/15	4,091,800
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A1)
4,000,000	2.875	10/01/14	4,025,840
Massachusetts State Development Finance Agency RB for Partners HealthCare System Issue Series 2012 L (AA/Aa2)
400,000	5.000	07/01/15	419,312
300,000	5.000	07/01/16	327,261
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA+/Aa1)(e)
5,000,000	5.000	08/01/14	5,018,850
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
26,250,000	0.721	05/01/37	23,020,200
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA+/Aa1)(d)
7,000,000	0.490	01/01/18	7,027,720
Massachusetts State GO Bonds Refunding Series 2013 A (AA+/Aa1)(d)
6,000,000	0.420	02/01/17	6,017,280
Massachusetts State GO Refunding Bonds Series 2007 A (AA+/Aa1)(d)
8,000,000	0.701	11/01/25	7,830,000
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AA+/Aaa)(a)
2,825,000	1.700	11/01/16	2,876,274

			87,672,737

Michigan – 2.5%
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
2,990,000	5.250	07/01/20	3,076,620
Detroit Michigan Water Supply System RB Refunding Senior Lien Series 2003 C (NATL-RE) (AA-/A3)(d)
310,000	0.000	07/01/14	310,000
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (AA-/A3)
3,000,000	5.000	07/01/16	3,046,260
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (CCC/B1)
1,700,000	5.000	07/01/14	1,700,000
700,000	5.000	07/01/15	702,485
500,000	5.000	07/01/16	504,150
1,295,000	5.000	07/01/17	1,308,248
Detroit Wayne County Stadium Authority RB Refunding Series 2012 (BBB-/Baa3)
500,000	5.000	10/01/14	503,830
1,100,000	5.000	10/01/18	1,183,380

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (A-/NR)(g)
$1,530,000	3.000%	07/01/16	$ 1,596,785
1,400,000	4.000	07/01/18	1,529,514
1,125,000	5.000	07/01/19	1,284,086
1,200,000	5.000	07/01/20	1,374,672
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	8,208,150
Michigan Finance Authority RB for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
11,135,000	5.000	07/01/15	11,674,936
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (A+/NR)
1,375,000	4.000	06/01/17	1,448,384
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
9,000,000	5.000	01/01/18	10,269,900
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,000,000	5.000	07/01/23	4,009,760
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (A/A3)(e)
7,845,000	5.000	11/01/15	8,347,315
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (AA-/Aa2)
2,180,000	5.000	11/01/19	2,307,857
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA+/Aa2)(a)
3,875,000	2.000	08/01/14	3,880,735
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(a)
3,050,000	2.000	05/30/18	3,155,896
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/Aa3)(a)
2,500,000	5.250	08/01/14	2,509,250
Michigan State Trunk Line Fund Bonds Series 2011 (AA+/Aa2)
550,000	3.000	11/15/14	555,824
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
475,000	4.000	05/01/16	503,414
645,000	4.000	05/01/17	698,058
1,000,000	5.000	05/01/18	1,132,500
2,475,000	5.000	05/01/20	2,862,288
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/18	967,418
700,000	4.000	05/01/19	781,886
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/Aaa)(e)
2,000,000	6.250	09/01/14	2,019,780
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A/A1)
1,500,000	5.000	09/01/19	1,731,525

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
$5,000,000	5.000%	12/01/14	$ 5,097,500
10,000,000	5.000	12/01/15	10,591,000
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,448,524
1,385,000	5.000	12/01/19	1,596,296
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,091,410

			105,009,636

Minnesota – 2.8%
Circle Pines Minnesota Independent School District No. 012 GO Refunding Bonds for Minnesota School District Credit Enhancement Program Series 2012 A (SD CRED PROG) (AA+/NR)
3,630,000	3.000	02/01/15	3,690,585
3,445,000	4.000	02/01/16	3,646,601
3,575,000	4.000	02/01/17	3,861,500
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,110,000	2.000	06/01/16	3,207,654
2,595,000	1.500	06/01/17	2,651,701
3,190,000	1.500	06/01/18	3,232,586
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO Bonds for Grant Anticipation Notes Series 2012 G (SP-1+/Aaa)
23,000,000	2.000	03/01/15	23,288,650
47,100,000	1.000	03/01/16	47,370,825
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aa1)
7,980,000	2.000	12/01/17	8,318,033
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
500,000	5.000	04/01/18	560,375
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
950,000	3.000	10/01/14	956,308
Minnesota State Trunk Highway GO Bonds Series 2012 B (AA+/Aa1)
11,700,000	5.000	08/01/17	13,259,844
Watertown Independent School District No. 111 GO Refunding Bonds for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,620,000	3.000	02/01/16	1,689,320
1,000,000	3.000	02/01/17	1,057,330

			116,791,312

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Marshall County IDA Mississippi Highway Construction Project Series 2012 (AA-/Aa3)
3,845,000	1.000	01/01/17	3,870,608

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi State GO Bonds for Capital Improvement Series 2006 D (NATL-RE) (AA/Aa2)(e)
$3,855,000	5.000%	11/01/17	$ 4,411,623

			8,282,231

Missouri – 2.7%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
1,995,000	4.000	09/01/18	2,228,794
2,075,000	4.000	09/01/19	2,333,877
Curators University of Missouri System Facilities RB for System Facilities Series 2006 A (AA+/Aa1)
5,070,000	5.000	11/01/17	5,387,635
Kansas City GO Bonds Refunding & Improvement Series 2012 A (AA/Aa2)
5,000,000	2.000	02/01/15	5,054,250
7,600,000	2.000	02/01/16	7,810,520
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
375,000	4.000	06/01/15	385,489
500,000	4.000	06/01/16	527,635
1,180,000	4.000	06/01/18	1,278,530
960,000	4.000	06/01/19	1,046,553
1,000,000	4.000	06/01/20	1,091,700
Missouri State Highways and Transportation Commission Second Lien GO Refunding State Road Bonds Series 2014 B (AAA/Aa1)
34,540,000	5.000	05/01/18	39,828,074
24,275,000	5.000	05/01/19	28,538,904
Platte County Park Hill School District GO Bonds Refunding for Direct Deposit Program Series 2013 (ST AID DIR DEP) (AA+/Aa1)
2,250,000	2.000	03/01/16	2,311,043
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/18	865,253
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (ST AID DIR DEP) (AA+/A3)(e)
5,980,000	5.000	04/01/15	6,195,699
2,595,000	5.250	04/01/15	2,693,428
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/A3)
2,000,000	5.000	07/01/14	2,000,000
1,000,000	5.000	07/01/15	1,046,430

			110,623,814

Montana – 0.2%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/A2)
1,600,000	2.000	06/01/17	1,658,896
2,000,000	3.000	06/01/17	2,131,120
1,750,000	3.000	06/01/18	1,881,110
800,000	4.000	06/01/18	890,520

			6,561,646

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nebraska – 0.2%
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
$775,000	4.000%	11/01/16	$ 827,243
435,000	4.000	11/01/17	471,788
750,000	4.000	11/01/19	823,440
690,000	4.000	11/01/20	756,564
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa2)
530,000	2.000	10/15/15	541,119
1,215,000	2.000	10/15/16	1,251,827
1,765,000	3.000	10/15/17	1,880,502
1,785,000	3.000	10/15/18	1,908,700
640,000	4.000	10/15/20	718,426

			9,179,609

Nevada – 1.0%
Clark County Airport RB Refunding Junior Lien Series 2013 C-1 (AMT) (A/A2)
12,000,000	2.500	07/01/15	12,266,760
Clark County GO Refunding Bonds Series 2006 (AGM) (AA/Aa1)
5,115,000	4.625	06/01/19	5,456,017
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB-/NR)
2,855,000	3.000	08/01/14	2,858,654
3,050,000	3.000	08/01/15	3,066,074
3,590,000	3.000	08/01/16	3,605,796
3,920,000	4.000	08/01/17	4,034,346
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,270,090
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,025,640
2,700,000	4.000	12/01/16	2,920,077
2,810,000	4.000	12/01/17	3,018,699
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
490,000	4.800	12/01/14	496,125

			42,018,278

New Hampshire – 1.3%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A2)(d)
50,475,000	0.070	05/01/21	45,216,235
New Hampshire Health & Education Facilities Authority RB Refunding for Catholic Medical Center Series 2012 (BBB+/Baa1)
500,000	4.000	07/01/14	500,000
400,000	4.000	07/01/15	410,676
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (A-/NR)(a)
1,200,000	2.125	06/01/18	1,227,924
New Hampshire State Capital Improvement GO Bonds Series 2012 B (AA/Aa1)
5,400,000	5.000	11/01/16	5,974,938

			53,329,773

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – 4.1%
Atlantic County College GO Bonds Series 2013 (ST AID WITHHLDG) (AA/Aa2)
$1,845,000	1.000%	03/01/16	$ 1,867,915
2,025,000	1.000	03/01/17	2,025,526
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
1,275,000	2.000	12/01/14	1,284,958
1,320,000	2.000	12/01/15	1,354,215
1,725,000	2.000	12/01/16	1,785,668
2,355,000	2.000	12/01/17	2,445,055
Brick Township GO Bonds for General Improvements Series 2012 (NR/Aa2)
2,140,000	2.000	08/15/16	2,208,865
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/18	1,265,058
1,300,000	5.000	11/01/19	1,534,312
Garden State Preservation Trust Open Space and Farmland RB Series 2005 A (AGM) (AAA/A1)(e)
12,000,000	5.800	11/01/15	12,895,680
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (A-/NR)(a)
2,950,000	2.125	12/01/17	3,064,047
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA/NR)
325,000	2.000	10/01/14	326,502
660,000	2.000	10/01/15	675,008
1,245,000	3.000	10/01/17	1,312,828
Middlesex County New Jersey GO Bonds for General Improvements Series 2013 (AAA/NR)
2,845,000	2.000	01/15/17	2,943,522
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	5,763,900
Montgomery Township GO Bonds Refunding Series 2012 (NR/Aa1)
2,320,000	3.000	08/01/16	2,423,982
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AA/A2)(e)
2,000,000	5.000	09/01/14	2,015,620
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A/A2)(e)
3,905,000	5.000	03/01/15	4,030,077
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (NATL-RE FGIC) (AA+/A2)(e)
3,685,000	5.250	12/15/14	3,769,497
New Jersey Economic Development Authority RB for School Facilities Construction Series 2007 (AGM) (AA/A2)(e)
5,000,000	5.000	09/01/15	5,280,000
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A/A2)
7,500,000	5.000	12/15/16	8,305,275
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB+/Baa1)
1,240,000	5.000	07/01/17	1,374,317
1,265,000	4.000	07/01/18	1,363,176

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A/NR)
$1,000,000	5.000%	07/01/14	$ 1,000,000
1,275,000	5.000	07/01/15	1,330,016
2,000,000	5.000	07/01/16	2,170,460
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (BBB+/Baa1)
350,000	5.000	07/01/17	387,912
400,000	5.000	07/01/18	453,436
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
4,680,000	3.500	01/01/16	4,888,775
New Jersey State GO Bonds Refunding Series 2010 Q (A+/A1)
10,000,000	5.000	08/15/15	10,525,800
5,000,000	5.000	08/15/16	5,467,550
New Jersey State Turnpike Authority RB Series 2000 C (NATL-RE) (AA-/A3)(d)
21,625,000	0.123	01/01/30	19,503,001
New Jersey State Turnpike Authority RB Series 2000 D (NATL-RE) (AA-/A3)(d)
21,500,000	0.105	01/01/30	19,390,329
New Jersey State Turnpike Authority RB Series 2012 B (A+/A3)
10,000,000	5.000	01/01/19	11,548,700
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (AA-/A2)
6,800,000	5.500	12/15/16	7,612,668
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A/A2)
1,500,000	5.000	06/15/15	1,566,975
1,075,000	5.000	06/15/16	1,169,192
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (AA+/Aa2)
2,665,000	2.000	08/15/14	2,671,209
Toms River Township Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
820,000	3.000	07/15/16	856,654
855,000	3.000	07/15/17	903,068
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,461,044
Union County New Jersey GO Bonds Refunding for General Improvement Series 2012 B (SCH BD RES FD) (AA+/Aa1)
1,265,000	3.000	03/01/19	1,358,964
Wayne Township School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
1,000,000	3.000	07/15/14	1,001,120
700,000	4.000	07/15/15	727,076
1,000,000	4.000	07/15/16	1,067,350

			170,376,302

New Mexico – 1.3%
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (NR/Aa3)(a)
10,000,000	2.875	04/01/15	10,180,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Mexico – (continued)
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2012 (AAA/Aa1)
$21,485,000	2.000%	06/15/16	$ 22,198,947
New Mexico State Capital Projects GO Bonds Series 2013 (AA+/Aaa)
6,030,000	2.000	03/01/17	6,268,788
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,460,650
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
2,000,000	5.000	07/01/17	2,258,220
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	6,181,877

			52,548,482

New York – 13.1%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA/A2)
1,625,000	5.000	12/15/15	1,725,620
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,640,000	3.000	06/01/15	1,682,394
1,385,000	3.000	06/01/16	1,455,386
Brookhaven Public Improvement GO Bonds Series 2013 A (AA+/Aa2)
3,955,000	2.000	09/15/14	3,970,425
4,045,000	2.000	09/15/15	4,134,192
4,135,000	2.000	09/15/16	4,276,045
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA/NR)
990,000	4.000	10/15/15	1,036,352
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA/NR)
950,000	4.000	10/15/14	959,994
Metropolitan Transportation Authority New York RB Refunding for Transportation Series 2012 C (AA-/A2)
1,000,000	5.000	11/15/15	1,064,760
730,000	4.000	11/15/16	790,218
Metropolitan Transportation Authority RB Series 2011 D (AA-/A2)
1,100,000	4.000	11/15/15	1,156,243
Monroe County GO Bonds Refunding Series 2012 (A/Baa1)
1,000,000	5.000	03/01/15	1,029,660
3,000,000	5.000	03/01/16	3,217,830
New York City GO Bonds Refunding RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(d)
6,250,000	0.610	08/01/25	6,250,625
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,265,520
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,124,951
New York City GO Bonds Series 2014 J (AA/Aa2)
52,045,000	5.000	08/01/18	60,026,621
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA/Aa2)
5,000,000	5.000	03/01/15	5,161,850
New York City Transitional Finance Authority RB for Future Tax Fiscal 2013 Series 2012 D (AAA/Aa1)
12,130,000	5.000	11/01/17	13,834,022

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority RB Future Tax Subordinate Refunding Series 2012 B (AAA/Aa1)
$4,885,000	5.000%	11/01/15	$ 5,198,470
10,650,000	5.000	11/01/17	12,146,112
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
13,310,000	5.000	11/01/17	15,179,789
New York State Bridge Authority General RB Refunding Series 2011 (GO OF AUTH) (AA-/Aa3)
2,000,000	4.000	01/01/15	2,038,040
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
1,725,000	4.000	05/01/16	1,829,173
2,215,000	4.000	05/01/17	2,395,921
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB-/Baa3)
1,280,000	3.000	09/01/14	1,284,122
1,335,000	4.000	09/01/15	1,370,444
3,325,000	4.000	09/01/16	3,478,582
3,000,000	4.000	09/01/17	3,170,550
3,665,000	5.000	09/01/18	4,035,531
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2010 E (AAA/Aa1)
7,095,000	5.000	02/15/15	7,308,843
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/Aa1)
8,475,000	5.000	08/15/17	9,604,887
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A2)(d)
70,025,000	0.105	05/01/34	62,272,588
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corporation Project Series 2011 B (BBB+/A3)
5,000,000	2.250	10/15/15	5,079,450
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corporation Project Series 2011 C (BBB+/A3)
8,000,000	2.250	12/01/15	8,139,760
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A/A2)(d)
27,750,000	0.088	07/01/34	23,337,003
New York State GO Bonds Refunding Series 2009 C (AA/Aa1)
23,075,000	3.000	02/01/15	23,460,122
New York State Tax Exempt GO Bonds RMKT 10/23/12 Subseries 1996 J-2 (AA/Aa2)
8,250,000	5.000	02/15/16	8,879,062
New York State Tax Exempt GO Bonds Series 2011 E (AA/Aa1)
6,950,000	5.000	12/15/17	7,961,781
New York State Tax Exempt GO Bonds Subseries 2012 A-1 (AA/Aa2)
3,000,000	5.000	10/01/17	3,400,650
New York State Tax Exempt GO Refunding Bonds Series 2012 C (AA/Aa2)
7,555,000	4.000	08/01/16	8,123,740
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
25,350,000	5.000	05/01/19	29,453,658

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
$6,440,000	5.000%	04/01/17	$ 7,196,958
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/Aa1)
8,000,000	5.000	03/15/16	8,639,920
New York State Urban Development Corp. RB for State Personal Income Tax Series 2013 E (AAA/Aa1)
26,365,000	5.000	03/15/18	30,237,755
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
1,825,000	5.000	03/01/18	2,041,299
2,250,000	5.000	03/01/19	2,553,210
3,000,000	5.000	03/01/20	3,439,560
Rockland County GO Bonds Series 2014 A (NR/NR)
5,100,000	2.000	03/17/15	5,139,831
Suffolk County New York GO Bonds for Public Improvement Series 2012 B (AGM) (AA/A2)
2,590,000	2.000	10/15/16	2,675,677
Suffolk County New York Public Improvement Series 2011 A (A+/A3)
4,520,000	3.000	05/15/15	4,625,542
Suffolk County New York Refunding Serial Bonds Series 2012 A (A+/A3)
2,000,000	4.000	04/01/15	2,054,980
Suffolk County New York Refunding Serial Bonds Series 2012 B (A+/A3)
2,310,000	4.000	10/01/14	2,331,090
2,000,000	4.000	10/01/16	2,149,500
1,000,000	4.000	10/01/17	1,094,850
Suffolk County Water Authority BANS Series 2013 A (AA/NR)
35,400,000	4.000	01/15/16	37,441,518
Suffolk County Water Authority BANS Series 2013 B (AA/NR)
8,000,000	3.000	01/15/15	8,122,400
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	396,137
490,000	4.000	06/01/18	531,302
575,000	5.000	06/01/19	651,843
620,000	5.000	06/01/20	701,394
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA-/NR)
30,000,000	5.000	06/01/17	33,738,600
Triborough Bridge & Tunnel Authority RB General RMKT 06/28/12 Subseries 2005 B-4 (AA-/Aa3)(a)
7,500,000	0.621	01/03/17	7,548,825
Utica City School District GO Bonds Refunding Series 2013 (ST AID WITHHLDG) (NR/Baa1)
850,000	2.000	07/01/14	850,000
1,000,000	2.000	07/01/15	1,009,370
Yonkers New York GO Bonds Series 2011 A (A+/A3)
2,020,000	5.000	10/01/14	2,042,321
2,000,000	5.000	10/01/15	2,109,180
2,000,000	5.000	10/01/16	2,163,600

			540,797,648

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – 3.2%
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/Aa3)
$1,220,000	2.250%	07/01/14	$ 1,220,000
Durham North Carolina Utility System Revenue Refunding Series 2011 (AAA/Aa1)
300,000	4.000	06/01/16	321,195
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	5,877,465
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (A-/Baa1)
6,000,000	5.000	01/01/15	6,139,500
1,500,000	5.000	01/01/16	1,602,945
4,535,000	5.000	01/01/17	4,992,627
3,000,000	5.000	01/01/19	3,437,820
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (A-/Baa1)
5,235,000	2.000	01/01/15	5,279,183
1,815,000	3.000	01/01/16	1,885,513
2,000,000	3.000	01/01/18	2,115,780
1,275,000	5.000	01/01/18	1,437,511
2,000,000	3.000	01/01/19	2,116,500
1,000,000	5.000	01/01/19	1,145,940
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	18,993,235
North Carolina GO Bonds Refunding Series 2013 D (AAA/Aaa)
27,685,000	3.000	06/01/17	29,607,723
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/A2)(a)
6,010,000	4.000	03/01/18	6,553,845
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A+/A1)
3,470,000	3.000	12/01/14	3,509,176
1,065,000	4.000	12/01/16	1,145,418
1,375,000	5.000	12/01/18	1,586,654
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 F (AMBAC) (A/Aa2)(d)
12,125,000	0.105	10/01/22	10,652,073
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 G (AMBAC) (A/Aa2)(d)
22,075,000	0.123	10/01/22	19,393,361
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
985,000	3.000	06/01/15	1,010,827

			130,024,291

Ohio – 0.8%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
470,000	4.000	12/01/14	476,373
1,000,000	4.000	12/01/15	1,047,700
1,425,000	5.000	12/01/16	1,564,037
1,740,000	5.000	12/01/17	1,957,222
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
1,530,000	4.000	06/01/16	1,571,096

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
$13,740,000	5.125%	06/01/24	$ 11,691,366
3,415,000	5.375	06/01/24	2,947,999
Dublin City School District GO Refunding Bonds Unlimited Tax Series 2012 (AAA/Aa1)
500,000	4.000	12/01/16	539,755
1,180,000	4.000	12/01/17	1,298,000
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
200,000	2.000	01/01/15	200,638
250,000	2.000	01/01/16	251,692
315,000	2.250	01/01/17	316,065
400,000	4.000	01/01/18	421,056
415,000	4.000	01/01/19	438,410
435,000	4.000	01/01/20	456,659
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,188,561
800,000	4.000	10/01/18	871,592
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Series 2009 D (BBB-/Baa3)(a)
3,000,000	2.250	09/15/16	3,039,990
Ohio State Higher Educational Facility Commission RB for Cleveland Clinic Health System Obligations Series 2013 A-2 (AA-/Aa2)(d)
2,250,000	0.530	01/01/18	2,247,637

			32,525,848

Oklahoma – 1.4%
Cleveland Educational Facilities Authority RB for Norman Public Schools Project Series 2014 (A+/NR)
1,520,000	5.000	07/01/17	1,706,595
Norman Oklahoma GO Bonds Series 2012 B (NR/Aa2)
3,750,000	0.050	03/01/15	3,740,587
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
3,765,000	2.000	03/01/16	3,867,145
5,470,000	2.000	03/01/17	5,619,112
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa3)
1,860,000	2.000	01/01/15	1,876,535
2,160,000	2.000	01/01/17	2,196,461
Oklahoma County Independent School District No. 52 GO Bonds for Series 2013 (NR/Aa3)
2,795,000	2.000	01/01/16	2,863,673
2,445,000	2.000	01/01/17	2,502,042
Oklahoma County Independent School District No. 89 GO Bonds Series 2013 (AA/Aa2)
6,750,000	1.000	07/01/15	6,803,595
8,750,000	1.000	07/01/16	8,869,963
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,715,335
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,012,000
Tulsa Oklahoma GO Bonds Series 2013 (AA/Aa1)
3,400,000	4.000	03/01/16	3,611,786

			56,384,829

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – 0.4%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A1)(a)
$2,000,000	5.000%	07/15/14	$ 2,002,540
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (A-/NR)(a)
5,000,000	2.000	09/02/14	5,014,300
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
1,050,000	2.000	06/15/15	1,066,411
1,120,000	2.000	06/15/16	1,147,933
790,000	2.000	06/15/17	811,512
1,165,000	2.000	06/15/18	1,186,809
1,445,000	3.000	06/15/19	1,521,151
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A1)
500,000	5.000	05/01/15	519,585
2,000,000	5.000	05/01/16	2,163,160
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,258,260
1,120,000	3.000	08/01/18	1,209,746

			17,901,407

Pennsylvania – 2.0%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	826,763
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,050,000	4.250	12/15/15	1,087,412
645,000	4.250	12/15/17	695,381
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/WR)
280,000	5.400	11/15/14	281,355
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
295,000	3.000	08/01/16	300,487
515,000	3.000	08/01/17	524,110
530,000	3.000	08/01/18	536,503
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
10,055,000	3.000	01/01/16	10,474,897
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
9,545,000	5.000	07/01/22	10,392,310
7,000,000	5.000	01/01/23	7,455,350
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(a)
1,400,000	1.250	05/01/17	1,404,032
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (A-/NR)(a)
5,250,000	1.750	12/01/15	5,351,850

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
$285,000	3.000%	05/01/15	$ 288,029
390,000	3.000	05/01/16	397,383
440,000	3.000	05/01/17	449,592
1,165,000	5.000	05/01/18	1,276,001
1,000,000	5.000	05/01/19	1,109,630
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2006 B (AGM) (AA/A1)
6,455,000	5.000	09/01/14	6,502,896
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (A+/A1)
625,000	4.000	09/01/15	650,294
600,000	4.000	09/01/16	642,120
500,000	3.000	09/01/17	527,030
550,000	4.000	09/01/17	597,624
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA/NR)
1,305,000	4.000	10/01/15	1,367,105
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa2)
1,000,000	5.250	08/15/15	1,056,880
Pennsylvania Turnpike Commission RB Series 2013 A (A+/A1)(d)
7,500,000	0.660	12/01/17	7,535,400
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A+/A1)(d)
7,000,000	0.940	12/01/20	7,018,830
Philadelphia GO Bonds Series 2011 (AGM) (AA/A2)
1,460,000	5.000	08/01/16	1,588,319
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BB+/Ba2)
1,500,000	5.000	07/01/15	1,527,990
1,500,000	5.000	07/01/16	1,551,180
2,000,000	5.000	07/01/17	2,078,240
Pittsburgh Water & Sewer Authority RB Refunding Subordinate Series 2012 C-1D (AGM) (AA/NR)(a)
5,995,000	1.400	09/01/15	6,045,538

			81,540,531

Puerto Rico – 3.0%
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BB/Ba2)
5,530,000	5.000	12/01/14	5,529,337
2,645,000	5.000	12/01/15	2,523,753
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Ba3)
2,025,000	5.000	07/01/15	1,460,754
14,595,000	5.000	07/01/17	10,496,870
7,285,000	5.000	07/01/19	5,116,474
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2001 A (NATL-RE-IBC) (AA-/A3)
3,935,000	5.500	07/01/15	4,043,960
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA/A3)
825,000	5.000	07/01/14	825,000
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2004 I (FGIC) (BB+/Ba2)
2,100,000	5.000	07/01/24	750,435

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2002 A (FGIC) (BB+/Ba2)
$1,030,000	5.500%	07/01/17	$ 941,441
Puerto Rico Electric Power Authority Power RB Refunding Series 2007 UU (NATL-RE) (AA-/Baa1)
835,000	4.000	07/01/14	835,000
Puerto Rico Electric Power Authority Power RB Refunding Series 2012 B (BB/Ba3)
1,500,000	5.000	07/01/16	674,910
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (BB/Ba3)(d)
25,850,000	0.853	07/01/31	10,858,551
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A3)(d)
36,100,000	0.673	07/01/29	25,281,552
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BB/Ba3)
3,250,000	4.000	07/01/16	1,425,710
Puerto Rico Electric Power Authority RB Series 2008 WW (BB/Ba3)
8,175,000	5.500	07/01/16	3,678,259
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA/A2)
1,125,000	5.250	08/01/16	1,127,340
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BB+/Ba2)
3,940,000	5.000	07/01/14	3,940,000
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (BB+/Ba2)
2,250,000	5.500	07/01/16	2,136,105
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (AMBAC) (COMWLTH GTD) (BB+/Ba2)(a)
1,000,000	5.500	07/01/17	1,023,780
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (BB+/Ba2)(a)
10,850,000	5.750	07/01/17	9,509,808
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (A+/Baa2)
10,000,000	5.500	08/01/22	9,739,100
19,315,000	5.500	08/01/23	18,194,344
5,000,000	5.500	08/01/28	4,335,000

			124,447,483

Rhode Island – 0.2%
Providence GO Bonds Series 2013 A (BBB/Baa1)
665,000	3.000	01/15/16	686,320
315,000	4.000	01/15/18	343,249
1,545,000	5.000	01/15/19	1,762,181
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
400,000	4.000	09/15/14	402,876
600,000	5.000	09/15/17	671,556
500,000	4.000	09/15/18	547,905
Rhode Island Health and Educational Building Corp. Hospital Financing RB for Care New England Series 2013 A (BBB-/NR)
1,675,000	3.000	09/01/14	1,678,819
1,010,000	4.000	09/01/15	1,036,694

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA+/NR)
$390,000	2.000%	05/15/15	$ 395,257
515,000	3.000	05/15/16	536,630
385,000	3.000	05/15/17	405,136
280,000	4.000	05/15/18	306,418
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/A2)
165,000	6.000	06/01/23	165,105

			8,938,146

South Carolina – 1.2%
Berkeley County School District GO Bonds Series 2014 A (SCSDE) (AA/Aa1)
1,380,000	5.000	03/01/19	1,613,703
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,770,000	2.000	05/01/16	5,949,736
4,440,000	2.000	05/01/17	4,610,185
5,000,000	2.000	05/01/18	5,193,050
Columbia City South Carolina Waterworks and Sewer System RB Refunding Series 2011 B (AA/Aa1)
1,205,000	4.000	02/01/15	1,232,064
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,020,000	3.000	02/01/15	1,037,024
1,025,000	3.000	02/01/16	1,069,690
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,905,000	4.000	11/01/16	2,021,624
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
4,330,000	5.000	03/01/16	4,668,432
5,895,000	5.000	03/01/17	6,563,729
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/Aa2)
6,000,000	3.600	02/01/17	6,413,460
Richland County South Carolina GO Bonds Series 2012 A (ST AID WITHHLDG) (AAA/Aa1)
2,000,000	4.000	03/01/17	2,177,020
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,000,000	5.000	08/01/14	1,003,290
South Carolina Jobs-Economic Development Authority RB for Waste Management of South Carolina, Inc. Project Series 2001 (AMT) (A-/NR)
2,500,000	1.875	11/01/16	2,555,425
Western Carolina Regional Sewer Authority RB Refunding for Sewer System Series 2005 B (AGM) (AA/Aa2)
2,200,000	5.000	03/01/15	2,270,928

			48,379,360

South Dakota – 0.0%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (A+/A1)
1,250,000	4.250	11/01/14	1,266,413

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Tennessee – 0.3%
Harpeth Valley Utilities District of Davidson and Williamson Counties RB Utilities Improvement Series 1998 (NATL-RE) (AA-/Aa3)
$2,500,000	5.250%	09/01/17	$ 2,713,725
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	924,327
Tennessee State GO Refunding Bonds Series 2012 B (AA+/Aaa)
6,600,000	5.000	10/01/16	7,288,644

			10,926,696

Texas – 7.9%
Austin Texas Water and Wastewater System RB Refunding Series 2014 (AA/Aa2)
1,675,000	5.000	11/15/19	1,980,922
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2013 B (BBB-/Baa2)(a)
4,000,000	3.000	01/04/16	4,008,160
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,256,226
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA+/NR)
1,750,000	2.000	03/01/18	1,812,755
845,000	4.000	03/01/19	947,034
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA/Aa1)
3,335,000	5.000	02/15/16	3,591,562
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,401,331
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A2)
2,000,000	4.000	11/01/14	2,024,620
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A2)
750,000	4.000	11/01/16	810,307
250,000	4.000	11/01/17	276,218
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A2)
1,750,000	5.000	11/01/18	2,029,597
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
510,000	3.000	08/15/14	511,790
1,145,000	4.000	08/15/15	1,194,166
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa1)
2,000,000	4.000	03/01/19	2,240,540
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(f)
1,930,000	0.000	02/15/17	1,880,766
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,213,706
2,250,000	4.000	08/15/17	2,485,102
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BB+/Ba3)
855,000	4.000	07/01/14	855,000
930,000	4.000	07/01/15	950,720

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A/A2)(d)
$17,225,000	0.302%	07/01/32	$ 16,071,222
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(d)
21,125,000	0.068	07/14/14	19,714,188
Houston Higher Education Finance Corp. RB for Rice University Project Series 2013 A (AAA/Aaa)(a)
52,505,000	0.460	11/16/16	52,514,451
Houston Independent School District GO Bonds Refunding Series 2012 (PSF-GTD) (AAA/Aaa)(a)
16,000,000	0.875	06/01/16	16,101,760
Houston Utilities System RB Refunding First Lien Series 2012 C (AA/NR)(a)
8,000,000	0.660	08/01/16	8,003,760
Houston Utilities System RB Refunding Series 2012 (AA/NR)(a)
4,500,000	0.610	06/01/15	4,503,240
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,060,393
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(f)
2,000,000	0.000	08/15/14	1,999,960
1,000,000	0.000	08/15/15	999,550
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,698,838
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(a)
7,315,000	1.750	08/01/17	7,474,101
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/01/09 Series 2006 (A-/NR)(a)
4,000,000	3.750	06/01/15	4,120,600
New Hope Cultural Education Facilities Finance Corporation Student Housing RB for CHF - Collegiate Housing College Station I, LLC - Texas A&M University Project Series 2014 A (AGM) (AA/A2)
200,000	4.000	04/01/17	215,240
170,000	4.000	04/01/20	184,700
400,000	4.000	04/01/21	431,340
North East Independent School District GO Bonds Series 2004 (PSF-GTD) (NR/Aaa)(e)
7,890,000	5.000	08/01/14	7,919,430
North East Independent School District GO Bonds Series 2004 (PSF-GTD) (AAA/Aaa)(e)
5,570,000	5.000	08/01/14	5,591,222
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (A/A3)
4,250,000	6.000	01/01/19	4,897,147
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A-/A2)(a)
16,000,000	1.950	01/01/19	16,054,880
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(a)
5,445,000	5.750	01/01/16	5,842,921
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,404,370

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Northside Texas Independent School District GO Bonds for School Building Series 2010 (PSF-GTD) (AAA/Aaa)(a)
$6,000,000	1.200%	08/01/17	$ 6,030,840
Northside Texas Independent School District GO Bonds for School Building Series 2012 (PSF-GTD) (AAA/Aaa)(a)
8,000,000	1.000	05/31/16	8,091,280
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,000,000	5.000	02/15/15	4,120,040
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
1,755,000	5.000	10/01/15	1,850,349
2,315,000	5.000	10/01/19	2,699,221
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 C (AA-/Aa2)(a)
7,000,000	2.000	12/01/16	7,215,460
Sugar Land Texas GO Bonds Refunding for Fort Bend County Series 2012 (AAA/NR)
1,240,000	3.000	02/15/15	1,262,159
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
3,445,000	5.000	12/15/14	3,501,498
2,200,000	5.000	12/15/15	2,310,660
3,000,000	5.000	12/15/16	3,244,080
5,000,000	5.000	12/15/17	5,487,050
4,500,000	5.000	12/15/18	4,995,000
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa2)
11,305,000	5.625	12/15/17	12,442,057
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)(e)
7,355,000	5.000	01/01/16	7,881,544
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)
16,725,000	4.000	07/01/15	17,369,749
Texas Transportation Commission Central Texas Turnpike System First Tier RB Refunding Series 2012 B (A-/Baa1)(a)
2,500,000	1.250	02/15/15	2,509,050
Texas Transportation Commission State Highway Fund First Tier RB Refunding Series 2014 A (AAA/Aaa)
14,625,000	5.000	04/01/18	16,833,668

			327,117,540

U.S. Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (BBB+/NR)
16,255,000	2.250	10/01/17	16,535,887
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa3)
480,000	4.000	07/01/14	480,000
680,000	4.750	07/01/15	679,476

			17,695,363

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Utah – 0.3%
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A-/NR)
$500,000	5.000%	09/01/14	$ 503,760
610,000	5.000	09/01/15	642,983
750,000	5.000	09/01/16	812,790
500,000	5.000	09/01/17	555,295
500,000	5.000	09/01/18	562,575
500,000	5.000	09/01/19	565,850
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	5,850,000
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA/A3)
1,575,000	3.000	12/01/14	1,593,112

			11,086,365

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (A-/Baa1)
1,250,000	3.000	10/01/15	1,270,375
1,420,000	4.000	10/01/16	1,484,866
1,680,000	4.000	10/01/17	1,777,944

			4,533,185

Virginia – 2.6%
Louisa IDA Pollution Control RB Refunding for Electric and Power Co. Project Series 2008 C (A-/WR)(a)
6,250,000	1.500	12/01/14	6,265,312
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,330,000
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AA+/Aaa)(e)
8,765,000	5.625	06/01/15	9,204,214
Virginia Commonwealth Transportation Board RB Refunding for Northern Virginia Transportation District Program Series 2014 A (AA+/Aa1)
8,375,000	5.000	05/15/19	9,814,328
8,580,000	5.000	05/15/20	10,175,451
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
20,650,000	5.000	05/15/19	24,198,909
21,680,000	5.000	05/15/20	25,711,396
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,043,914
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,966,329
Virginia State Public School Authority School Financing 1997 Resolution Series 2004 A (ST AID WITHHLDG) (AA+/Aa1)(e)
6,185,000	5.000	08/01/14	6,208,317
Wise County Virginia IDA Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A2)(a)
5,000,000	2.375	11/01/15	5,127,950

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A2)(a)
$2,000,000	1.875%	05/01/19	$ 2,011,500

			107,057,620

Washington – 0.8%
Snohomish County School District No. 015 GO Bonds Unlimited Tax Series 2006 (NATL-RE FGIC) (SCH BD GTY) (AA+/Aa1)(e)
2,550,000	5.000	06/01/16	2,777,180
Washington State Various Purpose GO Bonds Refunding Series 2013 R-C (AA+/Aa1)
27,125,000	3.000	07/01/16	28,574,560

			31,351,740

West Virginia – 0.5%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/Aaa)(e)(f)
10,125,000	0.000	12/01/16	9,996,615
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (NR/Baa1)(a)
6,300,000	2.000	10/01/14	6,319,026
Monongalia County Board of Education Public School RB Refunding Bonds Series 2012 (AA/NR)
1,520,000	5.000	05/01/18	1,736,661
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
500,000	5.000	05/01/17	542,320
1,445,000	5.000	05/01/18	1,585,454
1,565,000	5.000	05/01/19	1,736,571

			21,916,647

Wisconsin – 0.3%
Kenosha City Promissory Notes GO Bonds for Capital Appreciation Series 2005 D (AMBAC) (AA/Aa2)(f)
1,500,000	0.000	09/01/15	1,489,260
Madison City Promissory Notes GO Bonds Series 2011 A (NR/Aaa)
5,500,000	5.000	10/01/16	6,042,575
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa3)
4,050,000	5.000	02/01/16	4,351,401

			11,883,236

TOTAL INVESTMENTS – 98.9%			$4,077,144,168

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			46,014,762

NET ASSETS – 100.0%			$4,123,158,930

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2014.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $36,076,694, which represents approximately 0.9% of net assets as of June 30, 2014.

(c)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	When-issued security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF UNIV	— General Obligation of University
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
ST AID DIR DEP	— State Aid Direct Deposit
ST AID WITHHLDG	— State Aid Withholding
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$5,000	1.000%	03/20/23	0.830%	$(5)	$71,904
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	03/20/23	0.830	(432,821)	576,619

TOTAL						$(432,826)	$648,523

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,064,303,971

Gross unrealized gain	57,663,436
Gross unrealized loss	(44,823,239)

Net unrealized security gain	$12,840,197

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“ GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value “NAV”. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2014:

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$3,000,700,143	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$2,741,382	$—
Liabilities(a)
Interest Rate Swap Contracts	$—	$(6,882,795)	$—

MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$488,164,227	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$115,324	$—
Liabilities(a)
Interest Rate Swap Contracts	$—	$(342,464)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,077,144,168	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$648,523	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Redemptions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — High Yield Municipal Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 26, 2014

*	Print the name and title of each signing officer under his or her signature.